Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	ET
Entity Registrant Name	ExactTarget, Inc.
Entity Central Index Key	0001420850
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	66,038,276

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 211,555	$ 60,705	$ 22,804
Accounts receivable, net	42,132	43,380	27,589
Prepaid expenses	10,674	8,703	4,367
Deferred income taxes			968
Income tax receivable	410	425	319
Other current assets	2,170	2,058	918
Total current assets	266,941	115,271	56,965
Property and equipment, net	56,887	54,616	37,199
Goodwill	18,271	18,447	15,868
Intangible assets, net of accumulated amortization	2,565	3,286	2,562
Deferred income taxes			9,572
Other assets	2,147	1,664	791
Total assets	346,811	193,284	122,957
Current Liabilities:
Accounts payable	5,695	8,124	2,858
Accrued liabilities	12,098	10,725	8,199
Accrued compensation and related expenses	12,224	14,167	10,143
Current portion of long-term obligations and other	1,455	4,787	3,860
Deferred revenue	44,286	39,273	31,600
Total current liabilities	75,758	77,076	56,660
Long-term obligations and other	2,815	2,307	1,703
Long-term portion of accrued straight-line rent	2,664	2,827	1,524
Long-term portion of debt		13,333	6,667
Total liabilities	81,237	95,543	66,554
Redeemable convertible preferred stock:
Series E, Series F and Series G redeemable convertible preferred stock, at respective redemption value. Authorized 4,912,646 shares, issued and outstanding 2,964,594 and 4,912,646 shares at December 31, 2010 and December 31, 2011, respectively		63,000	33,038
Stockholders' equity:
Common stock, $0.0005 par value. Authorized 74,000,000 and 300,000,000 shares at December 31, 2011 and June 30, 2012; issued and outstanding 8,460,488, 9,042,346, and 66,038,276 shares at December 31, 2010, December 31, 2011 and June 30, 2012, respectively	33	5	4
Additional paid in capital	420,377	17,031	9,246
Series A, Series B and Series D preferred stock, at respective issuance date fair value. Authorized 18,554,573 shares; issued and outstanding 16,554,573 and 18,554,573 shares at December 31, 2010 and December 31, 2011, respectively		164,894	124,921
Accumulated other comprehensive loss	(1,413)	(1,051)	(103)
Accumulated deficit	(153,423)	(146,138)	(110,703)
Total stockholders' equity	265,574	34,741	23,365
Total liabilities and stockholders' equity	$ 346,811	$ 193,284	$ 122,957

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable convertible preferred stock, Shares Authorized	0	4,912,646	4,912,646
Redeemable convertible preferred stock, shares issued	0	4,912,646	2,964,594
Redeemable convertible preferred stock, shares outstanding	0	4,912,646	2,964,594
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	300,000,000	74,000,000
Common stock, shares issued	66,038,276	9,042,346	8,460,488
Common stock, shares outstanding	66,038,276	9,042,346	8,460,488
Preferred stock, shares authorized	10,000,000	18,554,573
Preferred stock, shares issued	0	18,554,573	16,554,573
Preferred stock, shares outstanding	0	18,554,573	16,554,573

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscription	$ 106,250	$ 77,800	$ 170,696	$ 115,553	$ 83,134
Professional Services	27,125	15,062	36,797	18,714	12,309
Total revenue	133,375	92,862	207,493	134,267	95,443
Cost of revenue:
Subscription	25,430	18,001	40,333	25,882	18,791
Professional services	22,219	13,283	29,862	18,012	11,981
Total cost of revenue	47,649	31,284	70,195	43,894	30,772
Gross profit	85,726	61,578	137,298	90,373	64,671
Operating expenses:
Sales and marketing	52,580	42,587	93,559	63,978	39,276
Research and development	22,833	18,391	41,390	27,400	14,845
General and administrative	17,246	11,181	25,985	17,159	13,397
Total operating expenses	92,659	72,159	160,934	108,537	67,518
Operating loss	(6,933)	(10,581)	(23,636)	(18,164)	(2,847)
Other income (expense), net	(352)	(589)	(1,001)	(53)	75
Loss before taxes	(7,285)	(11,170)	(24,637)	(18,217)	(2,772)
Income tax expense (benefit)		(4,202)	10,798	(6,127)	(777)
Net loss	(7,285)	(6,968)	(35,435)	(12,090)	(1,995)
Adjustment for redemption of preferred stock					(58,601)
Preferred stock dividend					(490)
Net loss available to common stockholders	(7,285)	(6,968)	(35,435)	(12,090)	(61,086)
Other Comprehensive loss:
Foreign currency translation adjustment	(362)	262	(948)	(17)	(86)
Comprehensive loss	$ (7,647)	$ (6,706)	$ (36,383)	$ (12,107)	$ (61,172)
Net loss per common share:
Basic	$ (0.18)	$ (0.81)	$ (4.05)	$ (1.52)	$ (5.86)
Diluted	$ (0.18)	$ (0.81)	$ (4.05)	$ (1.52)	$ (5.86)
Weighted average number of common shares outstanding-basic	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392
Weighted average number of common shares outstanding-diluted	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392

Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders Equity (USD $)	Total USD ($)	Redeemable Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Comprehensive Loss [Member] USD ($)	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series A Preferred Stock [Member] Accumulated Deficit [Member] USD ($)	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series B Preferred Stock [Member] Accumulated Deficit [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] Common Stock [Member] USD ($)	Series C Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] Preferred Stock [Member] USD ($)	Series E Preferred Stock [Member]	Series E Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series F Preferred Stock [Member]	Series F Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member]	Series G Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)
Balance at Dec. 31, 2008	$ 4,752,000	$ 11,760,000	$ 5,000	$ 9,116,000	$ 2,605,000	$ (6,974,000)
Balance, Share at Dec. 31, 2008		5,865,922	10,933,662	6,204,438
Net loss	(1,995,000)					(1,995,000)
Foreign currency translation adjustment and other	(86,000)						(86,000)
Tax benefit of stock compensation	2,793,000				2,793,000
Exercise of employee stock options	1,478,000		2,000		1,476,000
Exercise of employee stock options, Share			3,065,238
Stock-based compensation expense	3,346,000				3,346,000
Vesting of restricted stock, Share			280,000
Preferred stock paid in kind dividend										352,000	(352,000)			138,000	(138,000)	1,260,000	(1,260,000)	1,000	1,259,000
Issuance of preferred stock																				111,942,000	111,942,000		19,980,000		13,058,000
Preferred stock paid in kind dividend, Share									75,446				29,506					1,407,820
Issuance of preferred stock (in shares)																					10,968,221		1,947,419		1,017,175
Purchase and retirement of stock	(101,458,000)	(10,500,000)	(4,000)	(331,000)	(11,969,000)	(89,154,000)
Purchase and retirement of stock, Share		(5,865,922)	(8,220,176)	(992,211)
Balance at Dec. 31, 2009	22,032,000	33,038,000	4,000	120,727,000		(98,613,000)	(86,000)
Balance, Share at Dec. 31, 2009		2,964,594	7,571,496	16,180,448
Net loss	(12,090,000)					(12,090,000)
Foreign currency translation adjustment and other	(17,000)						(17,000)
Exercise of employee stock options	791,000				791,000
Exercise of employee stock options, Share	625,734		625,734
Stock-based compensation expense	4,425,000				4,425,000
Vesting of restricted stock, Share			259,284
Issuance of common stock and preferred stock in connection with acquisition	8,224,000			4,194,000	4,030,000
Issuance of common stock and preferred stock in connection with acquisition, Share			3,974	374,125
Balance at Dec. 31, 2010	23,365,000	33,038,000	4,000	124,921,000	9,246,000	(110,703,000)	(103,000)
Balance, Share at Dec. 31, 2010		2,964,594	8,460,488	16,554,573
Net loss	(35,435,000)					(35,435,000)
Foreign currency translation adjustment and other	(948,000)						(948,000)
Exercise of employee stock options	429,000				429,000
Exercise of employee stock options, Share	135,712		135,712
Stock-based compensation expense	6,954,000				6,954,000
Vesting of restricted stock	1,000		1,000
Vesting of restricted stock, Share			446,146
Issuance of preferred stock																				39,973,000	39,973,000						29,962,000
Issuance of preferred stock (in shares)																					2,000,000						1,948,052
Issuance of common stock and preferred stock in connection with acquisition	402,000				402,000
Balance at Dec. 31, 2011	34,741,000	63,000,000	5,000	164,894,000	17,031,000	(146,138,000)	(1,051,000)
Balance, Share at Dec. 31, 2011		4,912,646	9,042,346	18,554,573
Net loss	(7,285,000)					(7,285,000)
Foreign currency translation adjustment and other	(362,000)						(362,000)
Exercise of employee stock options	822,000				822,000
Exercise of employee stock options, Share	225,214		225,214
Stock-based compensation expense	4,953,000				4,953,000
Vesting of restricted stock, Share			61,278
Issuance of common stock in connection with IPO	169,705,000		5,000		169,700,000
Issuance of common stock in connection with IPO, Share			9,775,000
Conversion of preferred stock	63,000,000	(63,000,000)	23,000	(164,894,000)	227,871,000
Conversion of preferred stock, Share		(4,912,646)	46,934,438	(18,554,573)
Balance at Jun. 30, 2012	$ 265,574,000		$ 33,000		$ 420,377,000	$ (153,423,000)	$ (1,413,000)
Balance, Share at Jun. 30, 2012			66,038,276

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,285)	$ (6,968)	$ (35,435)	$ (12,090)	$ (1,995)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,499	7,601	16,623	10,970	7,224
Lease incentives received from lessor	134	273	637	141	728
Write off of deferred offering costs					1,193
Provision for doubtful accounts	1,233	738	2,271	1,131	1,244
Stock-based compensation	4,953	3,012	6,954	4,425	3,346
Excess tax benefit from stock-based compensation					(2,793)
Change in deferred taxes		(4,203)	10,540	(6,952)	(723)
Other	38	72	87	(4)	(11)
Changes in operating assets and liabilities:
Accounts receivable, net	146	(884)	(17,260)	(8,488)	(7,828)
Income tax receivable and payable			288	2,610	(382)
Prepaid expenses and other assets	(2,550)	(2,174)	(6,295)	(1,191)	(2,167)
Accounts payable and accrued liabilities	(1,753)	2,155	8,165	888	1,302
Accrued compensation and related expenses	(1,930)	400	3,838	3,957	1,079
Deferred revenue	4,470	(600)	6,827	8,227	6,451
Net cash provided by (used in) operating activities	7,955	(578)	(2,760)	3,624	6,668
Cash flows from investing activities:
Business combination, net of cash acquired	(806)		(2,710)	(5,814)	(973)
Purchases of property and equipment	(9,119)	(13,744)	(31,161)	(18,748)	(13,314)
Purchases of marketable securities				(1,999)	(500)
Sales of marketable securities				2,000	500
Net cash used in investing activities	(9,925)	(13,744)	(33,871)	(24,561)	(14,287)
Cash flows from financing activities:
Repayments on capital leases and notes payable	(388)	(325)	(952)	(517)	(287)
Net proceeds (payments) on term loan	(10,000)	(1,666)	(3,333)	9,918
Net proceeds from revolving line of credit	(6,667)		9,804
Proceeds from issuance of stock and option exercises	820	71	429	791	1,478
Payments of contingent consideration	(456)	(1,394)	(1,394)	(719)
Proceeds from issuance of preferred stock, net of issuance costs		29,962	69,935		144,980
Proceeds from issuance of common stock, net of issuance costs	169,709
Repurchase and retirement of stock					(111,957)
Excess tax benefit from stock-based compensation arrangements					2,793
Net cash provided by financing activities	153,018	26,648	74,489	9,473	37,007
Effect of exchange rate changes on cash and cash equivalents	(198)	201	43	(74)	(14)
Increase (decrease) in cash and cash equivalents	150,850	12,527	37,901	(11,538)	29,374
Cash and cash equivalents, beginning of the period	60,705	22,804	22,804	34,342	4,968
Cash and cash equivalents, end of the period	211,555	35,331	60,705	22,804	34,342
Supplemental disclosures:
Net cash paid for interest	288	208	532	9	5
Net cash paid (received) for income taxes	5	(305)	28	(2,269)	328
Supplemental disclosure of noncash investing activities:
Change in payables for purchases of property and equipment	2,698	900	1,118	724	2,053
Capital lease obligations entered into for property and equipment	$ 383	$ 376	$ 767	$ 742	$ 604

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

(a) Description of Business

ExactTarget, Inc. (“ExactTarget” or the “Company”), headquartered in Indianapolis, Indiana, is a leading global provider of cross-channel, interactive marketing software-as-a-service (“SaaS”) solutions. The Company provides marketers with a suite of integrated applications to plan, automate, deliver and optimize data-driven, interactive marketing campaigns and real-time communications. The Company’s suite of cross-channel, interactive marketing applications, which include email, mobile, social media and sites, is built on a highly-scalable and flexible multi-tenant SaaS platform. As discussed further in Note 3, the Company acquired Keymail Marketing, LTD (“Keymail”), mPath Global Pty. Ltd. (“mPath”), and Frontier Technologia, Ltda. (“Frontier”), each operating as a wholly-owned subsidiary located in the United Kingdom, Australia and Brazil, respectively, and CoTweet, Inc. (“CoTweet”), an enterprise social media management and engagement solution.

(b) Cash and Cash Equivalents

The Company classifies highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents, which include cash in bank accounts, money market accounts and bank certificates of deposit, are recorded at cost, which approximates fair value.

(c) Unaudited Interim Financial Information

The accompanying balance sheet as of June 30, 2012, the statements of operations and cash flows for the six months ended June 30, 2011 and 2012, and the statement of redeemable convertible preferred stock and stockholders’ equity for the six months ended June 30, 2012 are unaudited. In the opinion of management, such information includes all adjustments consisting of normal recurring adjustments necessary for a fair presentation of this interim information when read in conjunction with the audited financial statements and notes hereto. Results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or for any other period.

(d) Common Stock Split

In March 2012, the Company’s board of directors approved a two-for-one forward stock split of the Company’s outstanding common stock, with a corresponding change in par value, which became effective on March 20, 2012. All common share numbers and per common share amounts for all periods presented have been adjusted retroactively to reflect the two-for-one forward stock split.

(e) Segments

The Company manages its operations as a single segment for purposes of assessing performance and making operating decisions. Revenue is generated predominately in the United States, and all significant assets are held in the United States.

(f) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries located in the United Kingdom, ExactTarget, Ltd., Australia, ExactTarget, Ltd. Pty., Brazil, ExactTarget Technologia, Ltda., and Germany, ExactTarget Gmbh, after elimination of all significant intercompany accounts and transactions.

(g) Revenue Recognition

In accordance with FASB ASC No. 605-25, the Company recognizes revenue for subscriptions to its SaaS solutions ratably over the term of the subscription agreement, which is typically one year in length but can range up to three years, commencing upon the later of the agreement start date or when there is persuasive evidence of an arrangement, and when access to its SaaS solutions has been granted to the client, the collection of the fee is reasonably assured and the amount of the fees to be paid by the client are fixed or determinable. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company’s subscription agreements generally contain multiple elements including software access, contracted utilization volume and professional services. In addition, the Company charges fees for utilization above the contracted level which are recognized in the period in which the utilization occurs. The Company’s subscription agreements do not provide clients the right to take possession of the software supporting the SaaS solution at any time.

The Company also derives revenue from professional services. Professional services revenue consists primarily of fees associated with training, implementation, integration, deliverability, campaign services and strategic consulting. The Company’s professional services are not required for clients to utilize its SaaS solutions. Depending upon the nature of the engagement, the Company may provide professional services over the term of the SaaS subscription or in connection with discrete projects. Revenue from professional services is recognized using a proportional performance model based on services performed. Professional services, when sold with the Company’s subscriptions, are accounted for separately when these services have value to the client on a standalone basis.

In October 2009, the FASB amended the accounting standards for multiple deliverable revenue arrangements to:

•	provide updated guidance regarding how the deliverables in an arrangement should be separated, and how the consideration should be allocated;

•

require an entity to allocate revenue in an arrangement using its best estimate of selling price, or BESP, of deliverables if a vendor does not first have vendor-specific objective evidence, or VSOE, of selling price or does not have third-party evidence, or TPE, of selling price; and

•	eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method.

The Company elected to adopt this accounting guidance on a prospective basis as of January 1, 2011. The Company’s consolidated financial statements and the notes to its consolidated financial statements presented herein reflect the prospective adoption of the new accounting principle. Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE or TPE for all undelivered elements. As a result, the Company typically recognized subscription and professional services revenue ratably over the contract period as a single element and allocated subscription and professional services revenue based on the contract price.

A multiple-element arrangement includes the sale of a subscription to the Company’s SaaS solutions with one or more associated professional services offerings, each of which is considered a separate unit of accounting. In determining whether professional services represent a separate unit of accounting, the Company considers the availability of the services from other vendors. The Company allocates revenue to each element in a multiple-element arrangement based upon the BESP of each deliverable.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to sales of subscriptions to its SaaS solutions. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considered that no other vendor sells similar subscriptions given the unique nature and functionality of its SaaS solutions, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the BESP of subscriptions to its SaaS solution based on the following:

•

the list price, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment; and

•	an analysis of the historical pricing with respect to both the Company’s bundled and standalone arrangements for its SaaS solutions.

The Company has established VSOE of selling price of professional services based on an analysis of separate sales of such professional services.

For any revenues to be recognized, all of the following criteria must be met:

•	persuasive evidence of an arrangement exists,

•	the fee is fixed or determinable,

•	collection is probable, and

•	service has been provided.

Sales tax collected from clients and remitted to governmental authorities is accounted for on a net basis and therefore is not included in revenues or cost of revenues in the Company’s statements of operations.

Revenue for the year ended December 31, 2011, deferred revenue as of December 31, 2011, and the Company’s estimate of revenue and deferred revenue that would have been reported if the transactions entered into or materially modified during the year ended December 31, 2011 were subject to accounting guidance previous to ASU 2009-13 are shown in the following table:

	Year ended December 31, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
		(in thousands)
Revenue
Subscription	$170,696	$173,093	$(2,397)
Professional Services	36,797	32,752	4,045

Total Revenue	$207,493	$205,845	$1,648

Total Deferred Revenue	$39,273	$40,921	$(1,648)

(h) Deferred Revenue

Deferred revenue represents the amount billed to clients that has not yet been earned or recognized as revenue, pursuant to agreements entered into in current and prior periods, and does not reflect that portion of subscriptions and professional services to be invoiced to clients on a periodic basis for which payment is not yet due. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company generally invoices its clients in advance on an annual, quarterly or monthly basis with payment due upon receipt of the invoice. Deferred revenue that will be recognized during the succeeding twelve month period is recorded as current deferred revenue and the remaining portion is recorded as long-term obligations and other.

(i) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable based on a detailed monthly analysis. In estimating the allowance for doubtful accounts, the Company considers the age of the receivable, creditworthiness of the client, general economic conditions and any other relevant factors. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company also establishes an allowance for future credits, which is determined based on historical credit activity related to billing discrepancies. The combined allowance for doubtful accounts and future credits was $1.3 million and $3.0 million at December 31, 2010 and 2011, respectively, and $3.9 million at June 30, 2012. Write offs against the allowance for doubtful accounts for the years ended December 31, 2010 and 2011 were $0.7 million and $0.6 million, respectively, and $0.3 million at June 30, 2012. The Company does not have any off-balance sheet credit exposure related to its clients.

(j) Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and accounts receivable. These instruments are generally unsecured and uninsured. The Company maintains the majority of its cash balances with a few financial institutions. Accounts receivable are typically unsecured and are from revenues earned from clients across different geographic areas, primarily located in the United States, and operating in a wide variety of industries. No client represented greater than 5% of outstanding accounts receivable as of December 31, 2010 or 2011 or as of June 30, 2012, or greater than 5% of revenue for the years then ended. The Company does not typically require collateral or other security to support credit sales but provides allowances for sales and doubtful accounts based on historical experience and specific identification. A portion of the Company’s revenue and expenses is generated in foreign currencies and, as a result, the Company is exposed to market risks from changes in foreign currency exchange rates.

Revenue by geographic region, based on the billing address of the clients, was as follows for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except percentages)
United States	$89,979	$124,167	$178,623	$82,462	$109,953
International	5,464	10,100	28,870	10,400	23,422

Total revenue	$95,443	$134,267	$207,493	$92,862	$133,375

Percentage of revenue generated outside the United States	6%	8%	14%	11%	18%

No single country outside the United States represented more than 10% of revenue during any period reported.

(k) Use of Estimates

The preparation of financial statements requires the Company’s management to make a number of estimates and assumptions related to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful accounts receivable, allowance for future credits, valuation of deferred tax assets, and the valuation of share-based payments. Actual results could differ from these estimates.

(l) Property and Equipment

Property and equipment are stated at cost. Property and equipment under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the asset.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets, generally between two and ten years. Property and equipment held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.

(m) Goodwill and Other Intangible Assets

In accordance with FASB ASC Subtopic 350-20, Goodwill and Other Intangible Assets, the Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The annual goodwill impairment test is a two-step process. First, the impairment test compares the fair value of reporting units to their carrying amount, including goodwill, to assess whether an impairment indicator is present. If the test determines that an impairment indicator may be present, the test compares the implied fair value of the goodwill to its carrying amount to determine if there is an impairment loss. The Company performed the impairment test as of October 31, 2011, and concluded that no impairment existed.

Intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever an impairment indicator exists. The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets, including intangible assets, may not be recoverable. When such events or changes in circumstances occur, recoverability is assessed by determining whether the carrying value of such assets will be recovered through the undiscounted expected future cash flows. If the future undiscounted cash flows are less than the carrying amount of these assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets.

Intangible assets are amortized over their estimated useful lives between two and five years as shown in the table below. Amortization is based on the pattern in which the economic benefits of the intangible asset will be consumed.

	As of December 31,		As of June 30,	Economic Useful Life (in Years)
	2010	2011	2012
	(in thousands)
			(unaudited)
Goodwill	$15,868	$18,447	$18,271	Indefinite

Customer lists	$1,305	$2,501	$2,423	4 - 5
Software technology	1,200	1,200	1,200	4
Noncompete agreements	1,032	1,673	1,007	2 - 3

Total gross intangible assets	$3,537	$5,374	$4,630
Less accumulated amortization	(975)	(2,088)	(2,065)

Net intangible assets	$2,562	$3,286	$2,565

The total amount of amortization expense relating to defined lived intangibles was $0.2 million, $0.8 million, and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.6 million for both of the six months ended June 30, 2011 and 2012, respectively. Future amortization expense relating to intangibles is as follows:

Amortization Expense
(in thousands)
Remaining 2012	$527
2013	963
2014	590
2015	338
2016	147
Thereafter	—

Total amortization expense	$2,565

(n) Impairment of Long-Lived Assets

In accordance with FASB ASC Topic 360, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property and equipment, are reviewed for impairment whenever a triggering event indicates that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. The Company did not identify any triggering events during any of the periods reported.

(o) Advertising

The Company expenses all advertising costs as incurred. Total advertising expense for the years ended December 31, 2009, 2010 and 2011 was $3.2 million, $4.8 million and $5.5 million, respectively, and was $2.5 million for both of the six months ended June 30, 2011 and 2012.

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB ASC Topic 740 establishes financial accounting and reporting standards for the effect of income taxes. The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating tax positions and determining the provision for income taxes. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Variations in the actual outcome of these future tax consequences could materially impact the Company’s financial position, results of operations or cash flows.

The Company evaluates whether it will realize the benefits of its net deferred tax assets and establishes a valuation allowance to reduce the carrying value of its deferred tax assets to the amount considered more likely than not. Deferred tax assets arise as a result of tax loss carry-forwards and various differences between the book basis of assets and the tax basis. The Company determined that it was no longer more likely than not that our deferred tax assets will be recognized due to continued planned business investment and, as a result, noncash charges from continuing operations of $17.6 million were recorded as a valuation allowance for the full value of its deferred tax assets as of September 30, 2011. As of December 31, 2011 and June 30, 2012, the valuation allowance increased by $1.6 million to $19.2 million and by $3.0 million to $22.2 million, respectively, due to additional losses incurred in the fourth quarter and the first six months of 2012. The Company had previously overcome the negative evidence provided by its recent losses by demonstrating that it had generated income in 2006, 2007 and 2008 and using that to show the ability to generate taxable income from existing client contracts if the planned investments were not made.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 74010 – Income Taxes – Overall), as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs through income tax expense which would include related interest expense and penalties. Prior to the adoption of Interpretation 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

(q) Equity Incentive Plan

Effective January 1, 2006, the Company adopted the fair value recognition provisions of FASB ASC Topic 718, Share-Based Payment using the prospective transition method. Under the prospective transition method, the Company applies the provisions of FASB ASC Topic 718 only to new awards granted and to awards modified, repurchased or canceled, after the adoption date. Commencing in 2006, compensation cost is based on the grant date fair value of stock option awards granted or modified after January 1, 2006 estimated in accordance with the provisions of FASB ASC Topic 718. The Company recognizes the fair value of its stock option awards as compensation expense on a straight-line basis over the requisite service period of each award, generally four years. FASB ASC Topic 718 also requires the Company to estimate forfeitures at the time of grant and to revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See note 9 for further information regarding stock-based compensation.

(r) Accrued Straight-Line Rent

In 2008, the Company entered into a lease agreement for and took occupancy of a second office facility in Indianapolis, Indiana. The Company took occupancy of the premises in October 2008. As part of the agreement, the Company received $0.7 million in lease incentives from the lessor in 2009. In April 2010, the Company entered into a lease agreement for a facility in Bellevue, Washington. The Company took occupancy of the premises in July 2010. As part of the agreement, the Company received $0.2 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In May 2010, the Company entered into a lease agreement for a facility in San Francisco, California. The Company took occupancy of the premises in August 2010. As part of the agreement, the Company received $0.1 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In February 2011, the Company entered into a lease amendment for an existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.3 million in lease incentives and extended the lease term through 2021. In April 2011, the Company entered into a lease amendment for another existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.5 million in lease incentives, increased signage on and around the site, including naming rights to the building, extended the lease term through 2016 and eliminated an early termination right held by the Company from the existing lease. The Company received additional lease incentives of $0.4 million, including both tenant improvements and additional rent concessions, in 2011. In 2010 and 2011, the Company entered into other lease agreements for additional facilities that entitled it to tenant improvement allowances totaling $0.2 million and $0.2 million, respectively. In accordance with FASB ASC Topic 840, Accounting for Leases, leasehold improvements are included on the balance sheets in “Property and equipment, net,” “Accrued liabilities,” and “Long-term portion of accrued straight-line rent.”

In accordance with FASB ASC Topic 840, the Company recognizes rental expense for minimum lease payments from operating leases on a straight-line basis. The current portion of accrued straight-line rent, which is included in accounts payable and accrued liabilities, and the noncurrent portion, reported in long-term liabilities on the balance sheets, totaled $1.8 million, $3.1 million and $3.3 million at December 31, 2010 and 2011 and June 30, 2012, respectively.

(s) Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period in accordance with FASB ASC Topic 260, Earnings per Share. Diluted net loss per common share is computed by dividing the sum of net loss available to common stockholders by the sum of the weighted average number of common shares outstanding and any dilutive potential common stock equivalents for the period.

The following table reconciles the components of basic and diluted net loss per common share:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
	(in thousands, except share amounts)			(unaudited)
Net loss available to common stockholders—basic and diluted	$(61,086)	$(12,090)	$(35,435)	$(6,968)	$(7,285)
Weighted average number of common shares outstanding—basic and diluted	10,417,392	7,978,304	8,750,540	8,612,684	40,345,884

The numbers of preferred stock (once converted), stock options and restricted stock awards that could potentially dilute net loss per basic share in the future, but have not been included in the computation of net loss per diluted share because to do so would have been antidilutive, were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Anti-dilutive shares	36,747,222	43,937,180	47,917,586	45,185,724	27,387,230

(t) Fair Value of Financial Instruments

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes the following three levels of inputs that may be used to measure fair value:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, debt and accounts payable, approximate fair value for all periods.

(u) Foreign Currency Translation

The U.S. dollar is the reporting currency for all periods presented. The financial information for entities outside the United States is measured using the local currency as the functional currency. Assets and liabilities for foreign entities are translated into U.S. dollars at the exchange rate in effect on the respective balance sheet dates. Revenues and expenses are translated into U.S. dollars based on the average rate of exchange for the corresponding period. Exchange rate differences resulting from translation adjustments are accounted for as a component of accumulated comprehensive loss. Gains or losses from foreign currency transactions are reflected in the consolidated statements of operations under the line item other income (expense), net. Foreign currency translation is the only component of accumulated comprehensive loss.

(v) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (the revised standard). The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. On January 1, 2012, the Company adopted the guidance set forth in Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (Topic 350). The Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The adoption of this update did not impact the consolidated results of operations and financial condition.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or two separate but consecutive statements and will result in presentation changes for the Company’s consolidated financial statements. The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. FASB ASU 2011-05 is effective for the Company in fiscal 2012 and should be applied retrospectively. On January 1, 2012, the Company adopted Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The standard update had no impact on the Company’s financial position or results of operations, but resulted in a change in the presentation of the Company’s basic financial statements.

In December 2010, the FASB issued Accounting Standards Update,Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations, to improve consistency in how the pro forma disclosures are calculated. Additionally, the update enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. The guidance is effective for the Company in the first quarter of fiscal 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. The Company adopted this update in the first quarter of fiscal year 2012. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.

Property and Equipment	6 Months Ended
Jun. 30, 2012
Property and Equipment

(2) Property and Equipment

Property and equipment, including assets held under capital leases, are summarized as follows at December 31, 2010 and 2011. Construction in progress represents costs associated with new equipment, office leasehold improvements, and software not yet placed in service as of December 31, 2010 and 2011 and June 30, 2012.

	Estimated Useful Life (in Years)	As of December 31,		As of June 30,
		2010	2011	2012
				(unaudited)

Furniture and equipment	2 -7	$37,890	$55,581	$58,787
Software	5	18,993	23,217	27,038
Leasehold improvements	*	5,709	10,881	11,526
Construction in progress		1,543	1,508	4,488

Total		64,135	91,187	101,839
Less accumulated depreciation and amortization		(26,936)	(36,571)	(44,952)

Total property and equipment, net		$37,199	$54,616	$56,887

*	Shorter of lease term or estimated useful life

Depreciation and amortization expense totaled $7.0 million, $10.2 million and $15.5 million for 2009, 2010 and 2011, respectively, and $7.0 million and $9.9 million for the six months ended June 30, 2011 and 2012, respectively.

Furniture and equipment includes assets under capital leases in the amount of $1.8 million and $2.3 million at December 31, 2010 and 2011, respectively, and $2.4 million at June 30, 2012. Accumulated amortization on these assets, which is included in accumulated depreciation and amortization, was $0.9 million and $1.6 million at December 31, 2010 and 2011, respectively, and $1.5 million at June 30, 2012.

Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions

(3) Acquisitions

Keymail Marketing LTD.

In August 2009, the Company entered into an agreement to acquire all outstanding shares of Keymail, a reseller partner of the Company’s SaaS solutions in the United Kingdom, for $1.6 million, net of cash acquired. The Company funded the purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$973
Accounts payable settlement	413
Estimated fair value of contingent consideration	223

Total purchase price	$1,609

The contingent consideration was paid in 2010 and did not vary materially from the estimated fair value of contingent consideration recorded at the time of acquisition.

The table below represents the allocation of the purchase price for the acquired net assets of Keymail based on their estimated fair values as of July 31, 2009. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$34
Customer list	421
Noncompete agreements	688
Goodwill	466

Purchase price allocation	$1,609

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from Keymail’s geographic market location and existing client base.

Acquisition-related costs included transaction costs such as legal and accounting fees which were expensed as incurred. Acquisition-related costs totaled $0.2 million and are included in general and administrative expenses in the consolidated statements of operations.

CoTweet, Inc.

In March 2010, the Company entered into an agreement to acquire all outstanding shares of CoTweet, for $15.8 million in stock and cash consideration, net of cash acquired. The Company funded the purchase price with cash available from operations and from the issuance of 691,428 shares of restricted common stock at $5.61 per share, 374,125 shares of Series D preferred stock at $11.21 per share and 3,974 shares of common stock at $5.61 per share. The restricted common stock vests 1/24 each month. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$5,117
Equity consideration	8,224
Estimated fair value of contingent consideration	2,500

Total purchase price	$15,841

As of December 31, 2010 and 2011, $0.5 million and $1.9 million, respectively, of cash contingent consideration had been earned and paid. The estimated fair value of the contingent consideration in excess of the actual amount earned was recognized as a gain in the period the liability was settled.

The table below represents the allocation of the purchase price for the acquired net assets of CoTweet based on their estimated fair values as of March 1, 2010. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities	$(78)
Software technology	1,200
Deferred tax assets	452
Goodwill	14,267

Purchase price allocation	$15,841

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to CoTweet’s knowledge of social media and expertise in working with social media providers. Goodwill from the CoTweet acquisition is included within the Company’s one reporting unit and is included in the Company’s enterprise level annual review for impairment. Goodwill is not expected to be deductible for tax purposes.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.2 million and are included in general and administrative expenses in the consolidated statements of operations.

mPath Global Pty Ltd.

In August 2010, the Company entered into an agreement to acquire certain assets and liabilities of mPath for $2.0 million. The Company funded the purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration	$1,150
Accounts payable settlement	400
Estimated fair value of contingent consideration	420

Total purchase price	$1,970

The table below represents the allocation of the purchase price for the acquired net assets of mPath based on their estimated fair values as of August 18, 2010. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$(224)
Customer list	806
Noncompete agreement	357
Goodwill	1,031

Purchase price allocation	$1,970

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from mPath’s geographic market location and existing customer base.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.1 million and are included in general and administrative expenses in the consolidated statements of operations.

During the six-month period ended June 30, 2012, the Company paid the $0.5 million estimated fair value of contingent consideration due pursuant to the acquisition agreement.

Frontier Technologia, Ltda.

In August 2011, the Company entered into an agreement to acquire all outstanding shares of Frontier for $5.4 million in stock and cash consideration, net of cash acquired. The Company funded the purchase price with cash available from operations and from the issuance of 41,966 shares of restricted common stock at $9.59 per share. The restricted common stock vests on the one year anniversary of the acquisition date. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$2,710
Escrow payable	806
Accounts payable settlement	104
Equity consideration	402
Estimated fair value of contingent consideration	1,408

Total purchase price	$5,430

The table below represents the allocation of the purchase price for the acquired net assets of Frontier based on their estimated fair values as of August 24, 2011. The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities, net	$264
Customer list	1,408
Noncompete agreements	750
Goodwill	3,008

Purchase price allocation	$5,430

The premium paid over the fair value of the net assets acquired in the purchase, or goodwill, was primarily attributed to expected synergies from Frontier’s geographic market location and existing customer base.

Acquisition-related costs included transaction costs such as legal and accounting fees, which were expensed as incurred. Acquisition-related costs totaled $0.1 million and are included in general and administrative expenses in the consolidated statements of operations.

During the six-month period ended June 30, 2012, the Company paid the $0.8 million escrow due pursuant to the acquisition agreement.

Long-Term Obligations and Other	6 Months Ended
Jun. 30, 2012
Long-Term Obligations and Other

(4) Long-Term Obligations and Other

(a) Notes Payable

In November 2010, the Company entered into a Loan and Security Agreement (“Agreement”) which provided the Company with a $10.0 million bank term loan (“Term Loan”) and a $7.0 million revolving line of credit (“Revolving Line”) and is collateralized by a blanket lien on substantially all of the Company’s personal property, including intellectual property. In March 2011, the Agreement was modified to increase the total size of the Revolving Line from $7.0 million to $10.0 million. Both the Term Loan and the Revolving Line bear interest at a variable rate equal to the lender’s most recently announced prime rate plus one percent. This rate was 5.0% as of December 31, 2010 and 2011. The Term Loan and Revolving Line mature on December 1, 2013, and the Term Loan is payable in 36 equal installments. The Agreement includes certain covenants related to recurring revenue, capital expenditures and adjusted EBITDA. In September 2011, the Company entered into a second loan modification agreement to increase the total size of the Revolving Line from $10.0 million to $20.0 million. As of December 31, 2010, the Company was not in compliance with the adjusted EBITDA financial covenant and in March 2011, entered into a loan modification agreement which waived the default and incorporated other changes as set forth above. In October 2011, the Company entered into a third loan modification agreement which increased the capital expenditure financial covenant and set forth the criteria under the financial covenants for the remainder of 2011. As of December 31, 2010 and December 31, 2011, $10.0 million and $6.7 million, respectively, were outstanding under the Term Loan, and no amounts and $10.0 million, respectively, were outstanding under the Revolving Line.

In February 2012, the Company entered into a fourth loan modification agreement that modified the Agreement. The fourth loan modification set forth the criteria under the financial covenants for 2012. During the six-month period ended June 30, 2012, the Company made payments of $10.0 million and $6.7 million on the Term Loan and Revolving Line, respectively. In March 2012, the Company repaid all outstanding amounts under, and in April 2012 terminated, the Agreement.

(b) Lease Agreements

The Company is obligated under capital leases covering certain equipment that expire at various dates during the next three years. The Company also has noncancelable operating leases, primarily for office space in Indianapolis, Indiana, San Francisco, California, Bellevue, Washington, New York, New York, Australia, Brazil and the United Kingdom. Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2011 are as follows:

	Capital Leases	Operating Leases
	(in thousands)
2012	$655	$3,931
2013	326	4,235
2014	32	4,282
2015	—	4,081
2016	—	3,356
Thereafter	—	5,266

Total minimum lease payments	$1,013	$25,151

Less amounts representing interest at less than 1%	(73)

Present value of minimum lease payments	940
Less current portion	(606)

Noncurrent portion	$334

Rent expense was $1.6 million, $2.6 million and $4.2 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $2.0 million and $2.4 million for the six months ended June 30, 2011 and 2012, respectively.

In January 2012, the Company entered into an operating lease for additional office space near Sao Paulo, Brazil with total annual lease payments of approximately $0.2 million over the 2.8 year term of the lease.

(c) Hosting Services Agreements

The Company has agreements with third-party hosting providers to provide data center capacity, including hardware and network infrastructure, to power its suite of cross-channel, interactive marketing SaaS solutions. As of December 31, 2011, the agreements required future minimum payments of $2.5 million, $1.8 million, $1.8 million, $1.8 million and $1.8 million in 2012, 2013, 2014, 2015 and 2016, respectively.

(d) Software Licensing Agreements

The Company has multi-year license agreements with vendors for certain software product licenses. As of December 31, 2011, the Company had an annual contractual commitment totaling $3.8 million and $4.7 million in 2012 and 2013, respectively, and no amount in 2014 or later.

(e) Deferred Revenue

Deferred revenue that will not be recognized during the succeeding twelve month period is recorded as long-term obligations and other and totaled $1.4 million, $1.1 million and $0.6 million at December 31, 2010 and 2011 and June 30, 2012, respectively.

(f) Indemnification Obligations

In the Company’s subscription agreements with its clients, it agrees to indemnify its clients against any losses or costs incurred in connection with claims by a third party alleging that a client’s use of its services infringes the intellectual property rights of the third party. Based on historical information and other available information as of June 30, 2012, the Company does not expect it will incur any significant liabilities under these indemnification agreements.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes

(5) Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Domestic	$(676)	$(8,755)	$(10,302)	$(4,340)	$2,941
Foreign	(2,096)	(9,462)	(14,335)	(6,830)	(10,226)

Total	$(2,772)	$(18,217)	$(24,637)	$(11,170)	$(7,285)

Income tax expense (benefit) attributable to income (loss) from continuing operations consists of the following:

	Current	Deferred	Total
	(in thousands)
December 31, 2009:
Federal	$(68)	$(591)	$(659)
State and local	(12)	(106)	(118)

	$(80)	$(697)	$(777)

December 31, 2010:
Federal	$—	$(5,625)	$(5,625)
State and local	825	(1,327)	(502)

	$825	$(6,952)	$(6,127)

December 31, 2011:
Federal	$—	$9,198	$9,198
State and local	39	1,342	1,381
Foreign	219	—	219

	$258	$10,540	$10,798

June 30, 2011 (unaudited):
Federal	$—	$3,850	$3,850
State and local	1	354	355
Foreign	—	—	—

	$1	$4,201	$4,202

June 20, 2012 (unaudited):
Federal	$—	$—	$—
State and local	—	—	—
Foreign	—	—	—

	$—	$—	$—

The difference between actual income taxes and expected federal income taxes using a statutory rate of 34% was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Federal income tax at 34%	$(942)	$(6,194)	$(8,377)	$(3,798)	$(2,550)
Meals and entertainment	260	364	554	182	285
State income tax, net of federal benefit	(80)	(333)	(984)	(603)	(430)
Change in valuation allowance	—	—	19,188	—	2,967
Foreign income tax expense rate difference	—	—	219	—	—
Other	(15)	36	198	17	272

Income tax expense (benefit)	$(777)	$(6,127)	$10,798	$(4,202)	$—

The Company’s income taxes payable have been reduced by the tax benefits from employee stock options. The Company receives an income tax benefit calculated as the difference between the fair market value of the Company’s common stock at the time of exercise and the option price, tax effected. The net tax benefit from employee stock option transactions was $2.8 million in 2009. The Company did not recognize an excess tax benefit from employee stock option transactions in 2010 and 2011 as the deduction has not reduced taxes payable.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Deferred tax assets attributable to:
Accounts receivable allowances	$505	$1,165	$1,165
Accrued liability	463	1,749	1,748
Intangible assets for tax purposes	1,658	1,788	1,788
Stock compensation	2,708	5,189	5,189
Deferred revenue	536	451	451
Net operating losses	13,953	24,256	27,223

Total deferred tax assets	19,823	34,598	37,565

Deferred tax liabilities attributable to:
Property and equipment	$9,283	$15,410	15,410

Total deferred tax liabilities	9,283	15,410	15,410

Less valuation allowance	—	(19,188)	(22,155)

Net deferred tax asset	$10,540	$—	$—

The balance sheet classification of deferred income taxes is as follows:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Current assets	$968	$—	$—
Noncurrent assets	9,572	—	—

Total deferred income tax	$10,540	$—	$—

As of June 30, 2012, the Company had recorded a full valuation allowance of $22.2 million on its deferred tax assets. In the third quarter of 2011, the Company decided to explore the opportunity to launch an initial public offering and, as a result, the Company determined it was no longer more likely than not that its deferred tax assets would be realized due to continued planned business investment. The Company previously overcame the negative evidence provided by its recent losses by demonstrating that it had generated income in 2006, 2007 and 2008 and using that information to show the ability to generate taxable income from existing client contracts if the planned business investments were not made. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carry-forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax asset relating to net operating loss carry-forwards, the Company will need to generate future taxable income of approximately $84.2 million prior to the expiration of the net operating loss carry-forwards in 2031. Tax losses for the years ended December 31, 2010 and 2011 and for the six months ended June 30, 2012 were $24.5 million, $33.8 million and $7.3 million, respectively.

The Company adopted the provisions of Interpretation 48 (included in ASC Subtopic 740-10) on January 1, 2009. There was no impact on the financial statements as a result of adopting this accounting standard and management believes they have not taken any tax positions that, if challenged, would have a material effect on the financial statements or the effective tax rates during the years ended December 31, 2009, 2010 and 2011 and for the six months ended June 30, 2012. Tax years 2009, 2010 and 2011 remain open for federal audit purposes and certain tax years for various states remained open as of June 30, 2012.

In 2004, the Company was awarded $0.9 million in State of Indiana incentives for jobs creation. The grant was contingent on the Company creating 101 jobs over a six-year period ended December 31, 2009. The credits are earned annually and recorded as a reduction to payroll taxes. In 2007, the Company was awarded an economic incentive package from the State of Indiana and the City of Indianapolis totaling $2.1 million consisting of a two-year training grant and certain state and local tax abatements and job credits, which expire in 2014. In 2008, the Company was awarded another economic development incentive package from the State of Indiana and the City of Indianapolis totaling $5.0 million. The incentive package consists of a two-year grant and certain state and local tax abatements and job credits which expire in 2017. In 2011, the Company was awarded an economic incentive package from the State of Indiana and the City of Indianapolis totaling $15.9 million. The incentive package consists of a training grant, local tax abatements and job credits that expire in 2020. The financial statements reflect state and local payroll, training grants and property tax credits of $0.6 million, $0.7 million and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.6 million for the six months ended June 30, 2012.

Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2012
Redeemable Convertible Preferred Stock

(6) Redeemable Convertible Preferred Stock

As of June 30, 2012, the Company was authorized to issue 10,000,000 shares of preferred stock and no preferred stock was issued and outstanding.

Prior to the Company’s initial public offering, the Company had outstanding 23,467,219 shares of preferred stock, of which 4,912,646 shares were designated redeemable convertible preferred stock. Its redeemable convertible preferred stock was divided into four separate series, designated as Series C, Series E, Series F and Series G preferred stock as summarized below. Upon the closing of the Company’s initial public offering, the 4,912,646 shares of redeemable convertible preferred stock converted, on a two-for-one basis, into 9,825,292 shares of common stock.

	As of December 31,						As of June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)						(unaudited)
Series C	—	—	—	—	—	—	—	—
Series E	1,947,419	19,980	1,947,419	19,980	1,947,419	19,980	—	—
Series F	1,017,175	13,058	1,017,175	13,058	1,017,175	13,058	—	—
Series G	—	—	—	—	1,948,052	29,962	—	—

Total redeemable convertible preferred stock	2,964,594	$33,038	2,964,594	$33,038	4,912,646	$63,000	—	$—

Series C preferred stock entitled holders to receive cumulative annual dividends at $0.0716 per share, payable in shares of common stock at $0.90 per share. Dividends for Series C preferred stock were accrued whether or not declared by the board of directors, due to the fact that they were mandatorily redeemable. Dividends for Series C preferred stock ceased to accrue on July 14, 2007. In May 2009, the Company paid cumulative dividends for the Series C preferred stock. The Series C preferred stockholders received their cumulative dividends in common stock at a price of $0.90 per share, or 1,407,820 shares. All shares of the Series C preferred stock were redeemed in 2009.

Each share of Series E, Series F and Series G preferred stock was convertible at any time, at the option of the holder, into shares of common stock determined by dividing the original issuance price by the conversion price. Upon the effectiveness of the two-for-one forward stock split of the Company’s outstanding common stock described in note 1(d), pursuant to the provisions of the Company’s certificate of incorporation then in effect, the conversion price of each series of preferred stock was appropriately decreased so that two shares of common stock were issuable upon conversion of each share of preferred stock of such series. Each share of Series E and Series F preferred stock would have automatically converted to common stock upon the earlier of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $10.27 or (b) such date as holders of at least a majority of the shares of the then-outstanding Series E and Series F preferred stock, voting together as a single class and on an as converted to common stock basis, requested such conversion. Each share of Series G preferred stock would have automatically converted to common stock upon the earlier of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $10.27 or (b) such date as holders of at least a majority of the shares of the then-outstanding Series G preferred stock requested such conversion. In the event that the initial public offering price of the common stock issued in the Company’s initial public offering were less than $7.70 per share, the conversion price of the Series G preferred stock would have been adjusted to equal to the initial public offering price. In such event, more than two shares of common stock would have been issued in exchange for each share of Series G preferred stock upon conversion. In the event that the initial public offering price of the common stock issued in the Company’s initial public offering were equal to or greater than $7.70 per share, each share of Series G preferred stock would have converted into two shares of common stock.

After May 1, 2016, the holders of a majority of the shares of Series G preferred stock then outstanding would have been able to demand that the Company redeem all or any portion of each holder’s Series G preferred stock for cash equal to $15.40 per share plus any declared and unpaid dividends thereon. If the requisite holders of the Series G preferred stock demanded a redemption and more than six months had passed and not all Series G preferred stock had been redeemed, such holders of Series G preferred stock would have been entitled to remove directors and/or appoint more directors in order to give them control of the board. Once fully redeemed, those directors would have resigned and the composition of the board would have been determined in accordance with the stockholders’ agreement. In the event of a liquidation event, excluding an initial public offering, holders of the Series E preferred stock would have received the original issuance price ($10.27 per share) plus any declared and unpaid dividends, prior to any distribution to holders of Series D preferred stock, Series B preferred stock, Series A preferred stock or common stock. In the event of a liquidation event, excluding an initial public offering, holders of the Series F preferred stock would have received the original issuance price ($12.8375 per share) plus any declared and unpaid dividends, prior to any distribution to holders of Series D preferred stock, Series B preferred stock, Series A preferred stock or common stock. In the event of a liquidation event, excluding an initial public offering, holders of the Series G preferred stock would have received the greater of (a) the original issuance price ($15.40 per share) plus any declared and unpaid dividends or (b) the amount such holders would have received if all shares of Series G preferred stock had been converted into common stock immediately prior to such liquidation event, prior to any distribution to holders of any other series of preferred stock or common stock.

At any time after all shares of Series G preferred stock had been redeemed in full, the holders of each of a majority of the shares of Series E preferred stock then outstanding, voting as a single class, and a majority of the shares of Series F preferred stock then-outstanding, voting as a single class, would have been entitled to collectively demand that the Company redeem all or any portion of each holder’s Series E and Series F preferred stock for cash equal to $10.27 per share plus any declared and unpaid dividends thereon, in the case of the Series E preferred stock, and $12.8375 per share plus any declared and unpaid dividends thereon, in the case of the Series F preferred stock. If the requisite holders of the Series E preferred stock and Series F preferred stock had demanded a redemption and more than 6 months had passed and not all Series E and Series F preferred stock had been redeemed, such holders of Series E and Series F preferred stock would have been entitled to remove directors and/or appoint more directors in order to give them control of the board. Once fully redeemed, those directors would have resigned and the composition of the board would have been determined in accordance with the stockholders’ agreement.

The holders of Series E, Series F and Series G preferred stock were not entitled to receive any dividends unless otherwise declared by the Company’s board of directors. No dividends were declared by the Company’s board of directors related to the Series E, Series F or Series G preferred stock.

In May 2009, the Company issued 1,947,419 shares of Series E preferred stock at $10.27 per share for total proceeds of $20.0 million. The Company also repurchased and retired 2,772,783 shares of Series C preferred stock for $25.9 million using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $9.34 per share, a premium of $7.55 per share, compared to the carrying value of $1.79 per share.

In September 2009, the Company repurchased and retired 436,090 shares of Series C preferred stock for $4.1 million, using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $9.34 per share, a premium of $7.55 per share compared to the carrying value of $1.79 per share.

In November 2009, the Company issued 1,017,175 shares of Series F preferred stock at $12.84 per share for total proceeds of $13.1 million. The Company also repurchased and retired 2,657,049 shares of Series C preferred stock for $29.8 million using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $11.21 per share, a premium of $9.42 per share compared to the carrying value of $1.79 per share.

In March 2011, the Company issued 1,948,052 shares of Series G preferred stock at $15.40 per share for total proceeds of $30.0 million.

Initial Public Offering	6 Months Ended
Jun. 30, 2012
Initial Public Offering

(7) Initial Public Offering

In March 2012, the Company completed the sale of 9,775,000 shares of common stock, including the underwriters’ exercise of an over-allotment option, at a price of $19.00 per share. A total of $185.7 million in gross proceeds was raised in the initial public offering. After deducting the underwriting discount of $13.0 million and offering expenses of $3.0 million, net proceeds were $169.7 million.

Upon the closing of the Company’s initial public offering, the 23,467,219 shares of the Company’s outstanding convertible preferred stock converted, on a two-for-one basis, into 46,934,438 shares of common stock.

Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity

(8) Stockholders’ Equity

In March 2012, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock to 74,000,000 shares, decrease the par value per share of common stock to $0.0005 and reclassify and subdivide each share of issued and outstanding common stock into two shares of common stock. The Company’s certificate of incorporation was further amended by the Company’s board of directors to increase the number of authorized shares of common stock to 300,000,000.

As of June 30, 2012, the Company was authorized to issue 300,000,000 shares of common stock with par value of $0.0005 per share and 10,000,000 shares of preferred stock with par value of $0.001 per share.

Prior to the Company’s initial public offering, the Company’s preferred stock was divided into seven separate series, designated as Series A, Series B, Series C, Series D, Series E, Series F and Series G preferred stock, all of which were convertible to common stock. Series C, Series E, Series F and Series G were redeemable convertible preferred stock and are discussed in note 6. The remaining preferred stock classes were designated prior to the Company’s initial public offering as summarized below.

	December 31,						June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)
							(unaudited)
Series A	2,554,747	$766	2,554,747	$767	2,554,747	$767	—	$—
Series B	729,980	309	729,980	309	729,980	309	—	—
Series D	12,895,721	119,652	13,269,846	123,845	15,269,846	163,818	—	—

Total Preferred Stock	16,180,448	$120,727	16,554,573	$124,921	18,554,573	$164,894	—	$—

Series A and Series B preferred stock entitled the holders to receive cumulative annual dividends at the rate of $0.015 per share and $0.02115 per share for Series A and Series B, respectively, until May 1, 2009. On May 1, 2009, the Company declared and paid cumulative dividends for the Series A and Series B preferred stock. The Series A and Series B preferred stockholders received the cumulative dividends in common stock at a price of $4.67 per share, or 104,952 shares. Subsequent to May 1, 2009, no series of preferred stock was entitled to receive any dividends unless otherwise declared by the Company’s board of directors.

In the event of liquidation, Series A and Series B preferred stockholders would have been entitled to receive the greater of $0.30 per share or $0.4231 per share, respectively, plus all accrued but unpaid dividends with respect to each share, or the amount such holders would have received if the Series A or Series B preferred stock, as applicable, was converted to common stock immediately prior to liquidation.

Each share of Series A, Series B and Series D preferred stock was convertible into common stock at any time at the option of the holder. Upon the effectiveness of the two-for-one forward stock split of the Company’s outstanding common stock described in note 1(d), pursuant to the provisions of the Company’s certificate of incorporation then in effect, the conversion price of each series of preferred stock was appropriately decreased so that two shares of common stock were issuable upon conversion of each share of preferred stock of such series. Each share of Series A and Series B preferred stock would have automatically converted to common stock upon the earlier to occur of a qualified public offering, as defined in the Company’s certificate of incorporation then in effect, or such date as holders of at least 75% of the then-outstanding Series A and Series B preferred stock, voting together as a single class and on an as-converted-to-common stock basis, requested such conversion. Each share of Series D preferred stock would have automatically converted to common stock upon the earlier to occur of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $14.01, (b) such date as holders of at least a majority of the shares of the then-outstanding Series D preferred stock requested such conversion, or (c) the conversion of all of the shares of Series E, Series F and Series G preferred stock to common stock. Each share of Series A, Series B and Series D preferred stock was convertible into two shares of common stock upon a conversion described above. The Company had the option to redeem all (but not less than all) of the then-outstanding shares of Series A and Series B preferred stock. The redemption price would have been sum of the applicable liquidation preference, plus an amount per share based on the appraised value of the Company and the applicable conversion rate.

In May 2009, the Company issued 5,353,316 shares of Series D preferred stock at $9.34 per share for total proceeds of $50.0 million. The Company concurrently repurchased and retired 3,760,328 shares of common stock, 522,230 shares of Series A preferred stock and 178,139 shares of Series B preferred stock for $17.6 million, $4.9 million and $1.7 million, respectively, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $4.67 per share, a premium of $4.6695 per share, compared to the carrying value of $0.0005 per share. The Series A and Series B preferred stock were repurchased at $9.34 per share, a premium of $9.04 and $8.92 per share, respectively, compared to the carrying value of $0.30 and $0.42 per share, respectively.

In September 2009, the Company issued 535,332 shares of Series D preferred stock at $9.34 per share for total proceeds of $5.0 million. The Company concurrently repurchased and retired 198,484 shares of common stock for $0.9 million, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $4.67 per share, a premium of $4.6695 per share, compared to the carrying value of $0.0005 per share.

In November 2009, the Company issued 5,079,573 shares of Series D preferred stock at $11.21 per share for total proceeds of $56.9 million. The Company concurrently repurchased and retired 4,261,364 shares of common stock, 198,160 shares of Series A preferred stock and 93,682 shares of Series B preferred stock for $23.9 million, $2.2 million and $1.1 million, respectively, using the proceeds from the sale of Series D preferred stock. The common stock was repurchased at $5.605 per share, a premium of $5.6045 per share, compared to the carrying value of $0.0005 per share. The Series A and Series B preferred stock were repurchased at $11.21 per share, a premium of $10.91 and $10.79 per share, respectively, compared to the carrying value of $0.30 and $0.42 per share, respectively.

In November 2011, the Company issued 2,000,000 shares of Series D preferred stock at $20.00 per share for total proceeds of $40.0 million. These shares were sold to existing Series D preferred stockholders and their affiliates and had the same liquidation and other preferences as the other shares of the Company’s Series D preferred stock.

The excess consideration paid to the Series A, Series B and Series C preferred stockholders participating in the redemptions in 2009 was considered an investment return to these preferred stockholders in the determination of net income available to common stockholders and calculation of the Company’s earnings per share.

Upon the closing of the Company’s initial public offering, all then outstanding shares of convertible preferred stock converted into shares of common stock.

Equity Incentive Plans	6 Months Ended
Jun. 30, 2012
Equity Incentive Plans

(9) Equity Incentive Plans

(a) ExactTarget, Inc. 2004 Stock Option Plan, as Amended

In 2004, the stockholders and the board of directors approved the ExactTarget, Inc. 2004 Stock Option Plan (“2004 Plan”). Under the 2004 Plan, a maximum of 9,615,248 shares of common stock are authorized for issuance to provide a continuing long-term incentive to key employees, provide a means of rewarding outstanding performance and enhance the Company’s ability to recruit and retain key employees. Options granted vest over four years. For options issued prior to July 14, 2004, vesting commences one year from the grant date at 25% and continues to vest at 25% per year for the three years thereafter on the anniversary date of the grant date. For options issued on or after July 14, 2004, 25% of the options granted are exercisable one year from the grant date and the remaining 75% are exercisable ratably over the remaining 36 months. Options expire ten years from the grant date and are forfeited if not exercised within 30 days of an employee leaving the Company. The fair value of the common stock was determined by the Company’s board of directors after considering a broad range of factors, including peer group trading multiples, the illiquid nature of an investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and sale and offer prices of preferred stock in private transactions negotiated at arm’s length. The Company ceased granting options under the 2004 Plan in January 2008.

(b) ExactTarget, Inc. 2008 Equity Incentive Plan

The 2008 Equity Incentive Plan (“2008 Plan”), became effective on February 1, 2008 and was approved by the board of directors on January 23, 2008 and by stockholders on March 28, 2008. The 2008 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, and restricted stock, collectively “awards.” Employees and directors, and any subsidiary corporation’s employees and directors, are eligible to receive awards under the 2008 Plan. However, incentive stock options may only be granted to employees or any subsidiary corporation’s employees. The Compensation Committee has the power to determine the terms of the awards, including the employees and directors who will receive awards, the exercise price of options, which must be no lower than fair market value, the fair market value of the shares subject to each award, the number of shares subject to each award, the vesting schedule and exercisability of awards, and the form of consideration payable upon exercise or purchase, as applicable. At the beginning of each calendar year, an additional 1,000,000 shares are added to the awards available for future grants up to 4% of the total number of shares outstanding.

In 2010, the board of directors approved an additional 3,046,656 shares and in January 2011, the board of directors approved an additional 2,341,170 shares, to be added to the awards available for future grants under the 2008 Plan. Effective November 2011, the 2008 Plan was amended to (i) increase the number of shares available for grant under the plan by an additional 7,852,566 shares, and (ii) provide that the number of shares reserved for issuance under the plan will be increased automatically on the first day of January in each of the years 2013 through 2017 by a number of shares equal to the lesser of (1) 5% of the total number of the Company’s shares outstanding as of the immediately preceding December 31, or (2) such maximum amount, if any, determined by the Company’s board of directors. During 2011, the board of directors approved a total of 10,193,736 shares to be added to the awards available for future grants under the 2008 Plan. Shares available for future grants under the 2008 Plan at December 31, 2010 and 2011 were 318,444 and 8,213,830, respectively, and were 6,868,276 at June 30, 2012.

(c) Equity Plan Activity

The following table sets forth the total stock-based compensation expense resulting from stock awards included in the Company’s Statements of Operations in accordance with FASB ASC Topic 718:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
			(in thousands)
Cost of revenue - subscription	$130	$218	$351	$167	$205
Cost of revenue - professional services	286	446	704	326	467
Sales and marketing	813	1,413	2,265	1,000	1,548
Research and development	528	1,147	1,511	673	780
General and administrative	1,589	1,201	2,123	846	1,953

Total stock-based compensation expense	$3,346	$4,425	$6,954	$3,012	$4,953

As of December 31, 2009, 2010 and 2011, and June 30, 2011 and 2012, $8.4 million, $13.0 million, $17.1 million, $18.1 million and $25.3 million, respectively, of total unrecognized stock-based compensation expense related to nonvested shares was expected to be recognized over the respective vesting terms of each award through 2016. The weighted average term of the unrecognized stock-based compensation expense is 3.0 years, 2.8 years and 2.7 years for the years ended December 31, 2009, 2010 and 2011, respectively, and 2.9 years and 2.7 years for the six months ended June 30, 2011 and 2012, respectively.

The fair value of options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected volatility	63.10% - 65.43%	59.07 - 62.07%	54.99% - 57.78%	54.99% - 57.64%	54.88% - 55.54%
Risk free interest rate	1.76% - 2.47%	1.50% - 2.43%	0.95% - 2.12%	1.85% - 2.12%	0.85% - 0.92%
Expected dividend yield	—	—	—	—	—
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$2.59	$3.02	$4.56	$4.23	$8.15

The Company believes the historical volatility of a peer group of companies is representative of future stock price trends. Therefore, expected volatility is based on historical volatility of the publicly traded stock of a peer group of companies analyzed by the Company over the expected term of the options.

The risk-free interest rate for periods within the contractual life of the Company’s stock options is based on the U.S. Treasury yield curve in effect at the time of grant for time periods similar to the expected term of the award. The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future. The estimated forfeiture rate applied is based on historical forfeiture rates. The expected option term is based on the average of the vesting term and the 10-year contractual lives of all options awarded.

Stock option activity in the equity incentive plans for 2010 and 2011 and the six months ended June 30, 2012 was as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding:
Balance at December 31, 2009	7,105,356	$3.5377	7.90	$14,689
Granted	3,220,080	5.7600
Exercised	(625,734)	1.2645
Forfeited	(533,384)	4.7111

Balance at December 31, 2010	9,166,318	$4.4018	7.54	$21,983

Granted	2,819,668	7.9893
Exercised	(135,712)	3.1747
Forfeited	(526,782)	6.0964

Balance at December 31, 2011	11,323,492	$5.2309	7.37	$54,003

Granted (unaudited)	1,644,250	15.5078
Exercised (unaudited)	(225,214)	3.6482
Forfeited (unaudited)	(334,700)	6.4176

Balance at June 30, 2012 (unaudited)	12,407,828	$6.5893	7.24	$189,676

Exercisable at December 31, 2010	3,900,246	$3.0765	6.33	$14,523
Exercisable at December 31, 2011	5,965,438	$3.8320	6.20	$36,795
Exercisable at June 30, 2012 (unaudited)	7,049,945	$4.3123	6.12	$123,710

The aggregate intrinsic value represents the total pretax intrinsic value, based on a stock price of $5.61, $6.80, $10.00 and $21.86 per share at December 31, 2009, 2010 and 2011 and June 30, 2012, respectively, which would have been received by the option holders had all option holders exercised their options as of that date. This amount changes based on the current price of the stock. The total intrinsic value of options exercised was $14.5 million, $2.9 million, and $0.8 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $3.2 million for the six months ended June 30, 2012.

The following table summarizes information about the options outstanding as of June 30, 2012:

	Options outstanding		Options exercisable
Range of exercise price	Shares	Weighted average remaining contractual life	Shares
$0.2116 - $2.7600	1,835,192	3.53	1,835,192
$3.3600 - $4.3900	773,508	5.52	773,508
$4.6700 - $4.6700	2,166,563	6.69	1,750,263
$5.3150 - $5.3800	524,730	6.16	497,499
$5.6050 - $5.6050	2,218,313	7.64	1,279,830
$6.8000 - $6.8000	599,105	7.96	265,594
$7.7000 - $7.7000	2,220,917	8.75	647,923
$9.5850 - $25.9900	2,069,500	9.50	136

$0.2116 - $25.9900	12,407,828		7,049,945

During the year ended December 31, 2010, the Company granted 42,816 shares of restricted stock to nonemployee directors with a weighted average fair value of $5.61 per share, which vested in 2011. During the year ended December 31, 2011, the Company granted 32,464 shares of restricted stock to nonemployee directors with a weighted average fair value of $7.70 per share, which will vest in 2012. During the six months ended June 30, 2011 and 2012, the Company granted 42,816 and 44,964 shares of restricted stock, respectively, to nonemployee directors with a weighted average fair value of $5.61 per share and $18.24 per share, respectively, which will vest in 2012 and 2013, respectively. There were 474,958 shares, 103,244 shares, 145,875 shares and 86,930 shares of unvested restricted stock outstanding at December 31, 2010 and 2011 and June 30, 2011 and 2012, respectively.

401(k) Savings Plan	6 Months Ended
Jun. 30, 2012
401(k) Savings Plan

(10) 401(k) Savings Plan

The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. Contributions to the plan may be made at the discretion of the board of directors. There were contributions of $0.4 million, $0.6 million and $1.0 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.6 million for the six months ended June 30, 2011 and 2012, respectively.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions

(11) Related Party Transactions

Matthew W. Ferguson, a member of the board of directors, is the President and Chief Executive Officer of CareerBuilder, LLC, a position he has held since 2003. CareerBuilder, LLC has been a client of the Company for several years. During the years ended December 31, 2009, 2010 and 2011, and the six months ended June 30, 2011 and 2012, the aggregate amount of revenue recognized by the Company from CareerBuilder, LLC was $0.8 million, $0.8 million, $0.9 million, $0.4 million and $0.4 million, respectively. During the years ended December 31, 2010 and 2011 and the six months ended June 30, 2011 and 2012, the Company made payments totaling $48,598, $17,260, $17,260 and $33,760, respectively, related to services received from CareerBuilder, LLC. Accounts receivable from CareerBuilder, LLC was $0.1 million, $0.1 million, $0.1 million and $0.2 million as of December 31, 2010 and 2011 and June 30, 2011 and 2012, respectively. There were no amounts due CareerBuilder, LLC at December 31, 2010 and 2011, nor at June 30, 2011 and 2012, respectively.

All transactions with the related parties noted above were conducted at fair market value with no favorable terms or conditions that are not available to unrelated parties.

Legal Proceedings	6 Months Ended
Jun. 30, 2012
Legal Proceedings

(12) Legal Proceedings

The Company is not currently, nor has it been in the past, subject to any material legal proceedings. From time to time, however, the Company may become involved in various legal proceedings in the ordinary course of its business, and may be subject to third-party infringement claims. These claims, even those that lack merit, could result in the expenditure of significant financial and managerial resources.

In the Company’s subscription agreements with its clients, it agrees to indemnify its clients against any losses or costs incurred in connection with claims by a third party alleging that a client’s use of its services infringes the intellectual property rights of the third party. Based on historical information and other available information as of June 30, 2012, the Company does not expect it will incur any significant liabilities under these indemnification agreements.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Description of Business

(a) Description of Business

ExactTarget, Inc. (“ExactTarget” or the “Company”), headquartered in Indianapolis, Indiana, is a leading global provider of cross-channel, interactive marketing software-as-a-service (“SaaS”) solutions. The Company provides marketers with a suite of integrated applications to plan, automate, deliver and optimize data-driven, interactive marketing campaigns and real-time communications. The Company’s suite of cross-channel, interactive marketing applications, which include email, mobile, social media and sites, is built on a highly-scalable and flexible multi-tenant SaaS platform. As discussed further in Note 3, the Company acquired Keymail Marketing, LTD (“Keymail”), mPath Global Pty. Ltd. (“mPath”), and Frontier Technologia, Ltda. (“Frontier”), each operating as a wholly-owned subsidiary located in the United Kingdom, Australia and Brazil, respectively, and CoTweet, Inc. (“CoTweet”), an enterprise social media management and engagement solution.

Cash and Cash Equivalents

(b) Cash and Cash Equivalents

The Company classifies highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents, which include cash in bank accounts, money market accounts and bank certificates of deposit, are recorded at cost, which approximates fair value.

Unaudited Interim Financial Information

(c) Unaudited Interim Financial Information

The accompanying balance sheet as of June 30, 2012, the statements of operations and cash flows for the six months ended June 30, 2011 and 2012, and the statement of redeemable convertible preferred stock and stockholders’ equity for the six months ended June 30, 2012 are unaudited. In the opinion of management, such information includes all adjustments consisting of normal recurring adjustments necessary for a fair presentation of this interim information when read in conjunction with the audited financial statements and notes hereto. Results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or for any other period.

Common Stock Split

(d) Common Stock Split

In March 2012, the Company’s board of directors approved a two-for-one forward stock split of the Company’s outstanding common stock, with a corresponding change in par value, which became effective on March 20, 2012. All common share numbers and per common share amounts for all periods presented have been adjusted retroactively to reflect the two-for-one forward stock split.

Segments

(e) Segments

The Company manages its operations as a single segment for purposes of assessing performance and making operating decisions. Revenue is generated predominately in the United States, and all significant assets are held in the United States.

Principles of Consolidation

(f) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries located in the United Kingdom, ExactTarget, Ltd., Australia, ExactTarget, Ltd. Pty., Brazil, ExactTarget Technologia, Ltda., and Germany, ExactTarget Gmbh, after elimination of all significant intercompany accounts and transactions.

Revenue Recognition

(g) Revenue Recognition

In accordance with FASB ASC No. 605-25, the Company recognizes revenue for subscriptions to its SaaS solutions ratably over the term of the subscription agreement, which is typically one year in length but can range up to three years, commencing upon the later of the agreement start date or when there is persuasive evidence of an arrangement, and when access to its SaaS solutions has been granted to the client, the collection of the fee is reasonably assured and the amount of the fees to be paid by the client are fixed or determinable. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company’s subscription agreements generally contain multiple elements including software access, contracted utilization volume and professional services. In addition, the Company charges fees for utilization above the contracted level which are recognized in the period in which the utilization occurs. The Company’s subscription agreements do not provide clients the right to take possession of the software supporting the SaaS solution at any time.

The Company also derives revenue from professional services. Professional services revenue consists primarily of fees associated with training, implementation, integration, deliverability, campaign services and strategic consulting. The Company’s professional services are not required for clients to utilize its SaaS solutions. Depending upon the nature of the engagement, the Company may provide professional services over the term of the SaaS subscription or in connection with discrete projects. Revenue from professional services is recognized using a proportional performance model based on services performed. Professional services, when sold with the Company’s subscriptions, are accounted for separately when these services have value to the client on a standalone basis.

In October 2009, the FASB amended the accounting standards for multiple deliverable revenue arrangements to:

•	provide updated guidance regarding how the deliverables in an arrangement should be separated, and how the consideration should be allocated;

•

require an entity to allocate revenue in an arrangement using its best estimate of selling price, or BESP, of deliverables if a vendor does not first have vendor-specific objective evidence, or VSOE, of selling price or does not have third-party evidence, or TPE, of selling price; and

•	eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method.

The Company elected to adopt this accounting guidance on a prospective basis as of January 1, 2011. The Company’s consolidated financial statements and the notes to its consolidated financial statements presented herein reflect the prospective adoption of the new accounting principle. Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE or TPE for all undelivered elements. As a result, the Company typically recognized subscription and professional services revenue ratably over the contract period as a single element and allocated subscription and professional services revenue based on the contract price.

A multiple-element arrangement includes the sale of a subscription to the Company’s SaaS solutions with one or more associated professional services offerings, each of which is considered a separate unit of accounting. In determining whether professional services represent a separate unit of accounting, the Company considers the availability of the services from other vendors. The Company allocates revenue to each element in a multiple-element arrangement based upon the BESP of each deliverable.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to sales of subscriptions to its SaaS solutions. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considered that no other vendor sells similar subscriptions given the unique nature and functionality of its SaaS solutions, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the BESP of subscriptions to its SaaS solution based on the following:

•

the list price, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment; and

•	an analysis of the historical pricing with respect to both the Company’s bundled and standalone arrangements for its SaaS solutions.

The Company has established VSOE of selling price of professional services based on an analysis of separate sales of such professional services.

For any revenues to be recognized, all of the following criteria must be met:

•	persuasive evidence of an arrangement exists,

•	the fee is fixed or determinable,

•	collection is probable, and

•	service has been provided.

Sales tax collected from clients and remitted to governmental authorities is accounted for on a net basis and therefore is not included in revenues or cost of revenues in the Company’s statements of operations.

Revenue for the year ended December 31, 2011, deferred revenue as of December 31, 2011, and the Company’s estimate of revenue and deferred revenue that would have been reported if the transactions entered into or materially modified during the year ended December 31, 2011 were subject to accounting guidance previous to ASU 2009-13 are shown in the following table:

	Year ended December 31, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
		(in thousands)
Revenue
Subscription	$170,696	$173,093	$(2,397)
Professional Services	36,797	32,752	4,045

Total Revenue	$207,493	$205,845	$1,648

Total Deferred Revenue	$39,273	$40,921	$(1,648)

Deferred Revenue

(h) Deferred Revenue

Deferred revenue represents the amount billed to clients that has not yet been earned or recognized as revenue, pursuant to agreements entered into in current and prior periods, and does not reflect that portion of subscriptions and professional services to be invoiced to clients on a periodic basis for which payment is not yet due. Amounts that have been invoiced are recorded in accounts receivable and deferred revenue until revenue recognition criteria have been met. The Company generally invoices its clients in advance on an annual, quarterly or monthly basis with payment due upon receipt of the invoice. Deferred revenue that will be recognized during the succeeding twelve month period is recorded as current deferred revenue and the remaining portion is recorded as long-term obligations and other.

Accounts Receivable

(i) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable based on a detailed monthly analysis. In estimating the allowance for doubtful accounts, the Company considers the age of the receivable, creditworthiness of the client, general economic conditions and any other relevant factors. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company also establishes an allowance for future credits, which is determined based on historical credit activity related to billing discrepancies. The combined allowance for doubtful accounts and future credits was $1.3 million and $3.0 million at December 31, 2010 and 2011, respectively, and $3.9 million at June 30, 2012. Write offs against the allowance for doubtful accounts for the years ended December 31, 2010 and 2011 were $0.7 million and $0.6 million, respectively, and $0.3 million at June 30, 2012. The Company does not have any off-balance sheet credit exposure related to its clients.

Concentrations of Credit Risk

(j) Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and accounts receivable. These instruments are generally unsecured and uninsured. The Company maintains the majority of its cash balances with a few financial institutions. Accounts receivable are typically unsecured and are from revenues earned from clients across different geographic areas, primarily located in the United States, and operating in a wide variety of industries. No client represented greater than 5% of outstanding accounts receivable as of December 31, 2010 or 2011 or as of June 30, 2012, or greater than 5% of revenue for the years then ended. The Company does not typically require collateral or other security to support credit sales but provides allowances for sales and doubtful accounts based on historical experience and specific identification. A portion of the Company’s revenue and expenses is generated in foreign currencies and, as a result, the Company is exposed to market risks from changes in foreign currency exchange rates.

Revenue by geographic region, based on the billing address of the clients, was as follows for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except percentages)
United States	$89,979	$124,167	$178,623	$82,462	$109,953
International	5,464	10,100	28,870	10,400	23,422

Total revenue	$95,443	$134,267	$207,493	$92,862	$133,375

Percentage of revenue generated outside the United States	6%	8%	14%	11%	18%

No single country outside the United States represented more than 10% of revenue during any period reported.

Use of Estimates

(k) Use of Estimates

The preparation of financial statements requires the Company’s management to make a number of estimates and assumptions related to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful accounts receivable, allowance for future credits, valuation of deferred tax assets, and the valuation of share-based payments. Actual results could differ from these estimates.

Property and Equipment

(l) Property and Equipment

Property and equipment are stated at cost. Property and equipment under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the asset.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets, generally between two and ten years. Property and equipment held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.

Goodwill and Other Intangible Assets

(m) Goodwill and Other Intangible Assets

In accordance with FASB ASC Subtopic 350-20, Goodwill and Other Intangible Assets, the Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The annual goodwill impairment test is a two-step process. First, the impairment test compares the fair value of reporting units to their carrying amount, including goodwill, to assess whether an impairment indicator is present. If the test determines that an impairment indicator may be present, the test compares the implied fair value of the goodwill to its carrying amount to determine if there is an impairment loss. The Company performed the impairment test as of October 31, 2011, and concluded that no impairment existed.

Intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever an impairment indicator exists. The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets, including intangible assets, may not be recoverable. When such events or changes in circumstances occur, recoverability is assessed by determining whether the carrying value of such assets will be recovered through the undiscounted expected future cash flows. If the future undiscounted cash flows are less than the carrying amount of these assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets.

Intangible assets are amortized over their estimated useful lives between two and five years as shown in the table below. Amortization is based on the pattern in which the economic benefits of the intangible asset will be consumed.

	As of December 31,		As of June 30,	Economic Useful Life (in Years)
	2010	2011	2012
	(in thousands)
			(unaudited)
Goodwill	$15,868	$18,447	$18,271	Indefinite

Customer lists	$1,305	$2,501	$2,423	4 - 5
Software technology	1,200	1,200	1,200	4
Noncompete agreements	1,032	1,673	1,007	2 - 3

Total gross intangible assets	$3,537	$5,374	$4,630
Less accumulated amortization	(975)	(2,088)	(2,065)

Net intangible assets	$2,562	$3,286	$2,565

The total amount of amortization expense relating to defined lived intangibles was $0.2 million, $0.8 million, and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.6 million for both of the six months ended June 30, 2011 and 2012, respectively. Future amortization expense relating to intangibles is as follows:

Amortization Expense
(in thousands)
Remaining 2012	$527
2013	963
2014	590
2015	338
2016	147
Thereafter	—

Total amortization expense	$2,565

Impairment of Long-Lived Assets

(n) Impairment of Long-Lived Assets

In accordance with FASB ASC Topic 360, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property and equipment, are reviewed for impairment whenever a triggering event indicates that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value, less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. The Company did not identify any triggering events during any of the periods reported.

Advertising

(o) Advertising

The Company expenses all advertising costs as incurred. Total advertising expense for the years ended December 31, 2009, 2010 and 2011 was $3.2 million, $4.8 million and $5.5 million, respectively, and was $2.5 million for both of the six months ended June 30, 2011 and 2012.

Income Taxes

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB ASC Topic 740 establishes financial accounting and reporting standards for the effect of income taxes. The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating tax positions and determining the provision for income taxes. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Variations in the actual outcome of these future tax consequences could materially impact the Company’s financial position, results of operations or cash flows.

The Company evaluates whether it will realize the benefits of its net deferred tax assets and establishes a valuation allowance to reduce the carrying value of its deferred tax assets to the amount considered more likely than not. Deferred tax assets arise as a result of tax loss carry-forwards and various differences between the book basis of assets and the tax basis. The Company determined that it was no longer more likely than not that our deferred tax assets will be recognized due to continued planned business investment and, as a result, noncash charges from continuing operations of $17.6 million were recorded as a valuation allowance for the full value of its deferred tax assets as of September 30, 2011. As of December 31, 2011 and June 30, 2012, the valuation allowance increased by $1.6 million to $19.2 million and by $3.0 million to $22.2 million, respectively, due to additional losses incurred in the fourth quarter and the first six months of 2012. The Company had previously overcome the negative evidence provided by its recent losses by demonstrating that it had generated income in 2006, 2007 and 2008 and using that to show the ability to generate taxable income from existing client contracts if the planned investments were not made.

Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 74010 – Income Taxes – Overall), as of January 1, 2009, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs through income tax expense which would include related interest expense and penalties. Prior to the adoption of Interpretation 48, the Company recognized the effect of income tax positions only if such positions were probable of being sustained.

Equity Incentive Plan

(q) Equity Incentive Plan

Effective January 1, 2006, the Company adopted the fair value recognition provisions of FASB ASC Topic 718, Share-Based Payment using the prospective transition method. Under the prospective transition method, the Company applies the provisions of FASB ASC Topic 718 only to new awards granted and to awards modified, repurchased or canceled, after the adoption date. Commencing in 2006, compensation cost is based on the grant date fair value of stock option awards granted or modified after January 1, 2006 estimated in accordance with the provisions of FASB ASC Topic 718. The Company recognizes the fair value of its stock option awards as compensation expense on a straight-line basis over the requisite service period of each award, generally four years. FASB ASC Topic 718 also requires the Company to estimate forfeitures at the time of grant and to revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See note 9 for further information regarding stock-based compensation.

Accrued Straight-Line Rent

(r) Accrued Straight-Line Rent

In 2008, the Company entered into a lease agreement for and took occupancy of a second office facility in Indianapolis, Indiana. The Company took occupancy of the premises in October 2008. As part of the agreement, the Company received $0.7 million in lease incentives from the lessor in 2009. In April 2010, the Company entered into a lease agreement for a facility in Bellevue, Washington. The Company took occupancy of the premises in July 2010. As part of the agreement, the Company received $0.2 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In May 2010, the Company entered into a lease agreement for a facility in San Francisco, California. The Company took occupancy of the premises in August 2010. As part of the agreement, the Company received $0.1 million in lease incentives, including both tenant improvements and rent concession, from the lessor in 2010. In February 2011, the Company entered into a lease amendment for an existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.3 million in lease incentives and extended the lease term through 2021. In April 2011, the Company entered into a lease amendment for another existing facility in Indianapolis, Indiana. The lease amendment increased the total square footage, provided $0.5 million in lease incentives, increased signage on and around the site, including naming rights to the building, extended the lease term through 2016 and eliminated an early termination right held by the Company from the existing lease. The Company received additional lease incentives of $0.4 million, including both tenant improvements and additional rent concessions, in 2011. In 2010 and 2011, the Company entered into other lease agreements for additional facilities that entitled it to tenant improvement allowances totaling $0.2 million and $0.2 million, respectively. In accordance with FASB ASC Topic 840, Accounting for Leases, leasehold improvements are included on the balance sheets in “Property and equipment, net,” “Accrued liabilities,” and “Long-term portion of accrued straight-line rent.”

In accordance with FASB ASC Topic 840, the Company recognizes rental expense for minimum lease payments from operating leases on a straight-line basis. The current portion of accrued straight-line rent, which is included in accounts payable and accrued liabilities, and the noncurrent portion, reported in long-term liabilities on the balance sheets, totaled $1.8 million, $3.1 million and $3.3 million at December 31, 2010 and 2011 and June 30, 2012, respectively.

Net Loss Per Common Share

(s) Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period in accordance with FASB ASC Topic 260, Earnings per Share. Diluted net loss per common share is computed by dividing the sum of net loss available to common stockholders by the sum of the weighted average number of common shares outstanding and any dilutive potential common stock equivalents for the period.

The following table reconciles the components of basic and diluted net loss per common share:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
	(in thousands, except share amounts)			(unaudited)
Net loss available to common stockholders—basic and diluted	$(61,086)	$(12,090)	$(35,435)	$(6,968)	$(7,285)
Weighted average number of common shares outstanding—basic and diluted	10,417,392	7,978,304	8,750,540	8,612,684	40,345,884

The numbers of preferred stock (once converted), stock options and restricted stock awards that could potentially dilute net loss per basic share in the future, but have not been included in the computation of net loss per diluted share because to do so would have been antidilutive, were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Anti-dilutive shares	36,747,222	43,937,180	47,917,586	45,185,724	27,387,230

Fair Value of Financial Instruments

(t) Fair Value of Financial Instruments

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes the following three levels of inputs that may be used to measure fair value:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, debt and accounts payable, approximate fair value for all periods.

Foreign Currency Translation

(u) Foreign Currency Translation

The U.S. dollar is the reporting currency for all periods presented. The financial information for entities outside the United States is measured using the local currency as the functional currency. Assets and liabilities for foreign entities are translated into U.S. dollars at the exchange rate in effect on the respective balance sheet dates. Revenues and expenses are translated into U.S. dollars based on the average rate of exchange for the corresponding period. Exchange rate differences resulting from translation adjustments are accounted for as a component of accumulated comprehensive loss. Gains or losses from foreign currency transactions are reflected in the consolidated statements of operations under the line item other income (expense), net. Foreign currency translation is the only component of accumulated comprehensive loss.

Recent Accounting Pronouncements

(v) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (the revised standard). The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. On January 1, 2012, the Company adopted the guidance set forth in Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (Topic 350). The Company conducts a test for the impairment of goodwill at least annually and more frequently upon the occurrence of certain events. The adoption of this update did not impact the consolidated results of operations and financial condition.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or two separate but consecutive statements and will result in presentation changes for the Company’s consolidated financial statements. The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. FASB ASU 2011-05 is effective for the Company in fiscal 2012 and should be applied retrospectively. On January 1, 2012, the Company adopted Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (Topic 220). The standard update had no impact on the Company’s financial position or results of operations, but resulted in a change in the presentation of the Company’s basic financial statements.

In December 2010, the FASB issued Accounting Standards Update,Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations, to improve consistency in how the pro forma disclosures are calculated. Additionally, the update enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. The guidance is effective for the Company in the first quarter of fiscal 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. The Company adopted this update in the first quarter of fiscal year 2012. The Company does not anticipate adoption to have a material impact on its consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Impact of Adoption of Accounting Guidance

Revenue for the year ended December 31, 2011, deferred revenue as of December 31, 2011, and the Company’s estimate of revenue and deferred revenue that would have been reported if the transactions entered into or materially modified during the year ended December 31, 2011 were subject to accounting guidance previous to ASU 2009-13 are shown in the following table:

	Year ended December 31, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
		(in thousands)
Revenue
Subscription	$170,696	$173,093	$(2,397)
Professional Services	36,797	32,752	4,045

Total Revenue	$207,493	$205,845	$1,648

Total Deferred Revenue	$39,273	$40,921	$(1,648)

Revenue by Geographic Region

Revenue by geographic region, based on the billing address of the clients, was as follows for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except percentages)
United States	$89,979	$124,167	$178,623	$82,462	$109,953
International	5,464	10,100	28,870	10,400	23,422

Total revenue	$95,443	$134,267	$207,493	$92,862	$133,375

Percentage of revenue generated outside the United States	6%	8%	14%	11%	18%

Carrying Amount of Goodwill and Intangible Assets

Intangible assets are amortized over their estimated useful lives between two and five years as shown in the table below. Amortization is based on the pattern in which the economic benefits of the intangible asset will be consumed.

	As of December 31,		As of June 30,	Economic Useful Life (in Years)
	2010	2011	2012
	(in thousands)
			(unaudited)
Goodwill	$15,868	$18,447	$18,271	Indefinite

Customer lists	$1,305	$2,501	$2,423	4 - 5
Software technology	1,200	1,200	1,200	4
Noncompete agreements	1,032	1,673	1,007	2 - 3

Total gross intangible assets	$3,537	$5,374	$4,630
Less accumulated amortization	(975)	(2,088)	(2,065)

Net intangible assets	$2,562	$3,286	$2,565

Future Amortization Expense Related to Intangibles

six months ended June 30, 2011 and 2012, respectively. Future amortization expense relating to intangibles is as follows:

Amortization Expense
(in thousands)
Remaining 2012	$527
2013	963
2014	590
2015	338
2016	147
Thereafter	—

Total amortization expense	$2,565

Components of Basic and Diluted Net Loss Per Common Share

The following table reconciles the components of basic and diluted net loss per common share:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
	(in thousands, except share amounts)			(unaudited)
Net loss available to common stockholders—basic and diluted	$(61,086)	$(12,090)	$(35,435)	$(6,968)	$(7,285)
Weighted average number of common shares outstanding—basic and diluted	10,417,392	7,978,304	8,750,540	8,612,684	40,345,884

Schedule of Anti-Dilutive Shares

The numbers of preferred stock (once converted), stock options and restricted stock awards that could potentially dilute net loss per basic share in the future, but have not been included in the computation of net loss per diluted share because to do so would have been antidilutive, were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Anti-dilutive shares	36,747,222	43,937,180	47,917,586	45,185,724	27,387,230

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Property and Equipment

Property and equipment, including assets held under capital leases, are summarized as follows at December 31, 2010 and 2011. Construction in progress represents costs associated with new equipment, office leasehold improvements, and software not yet placed in service as of December 31, 2010 and 2011 and June 30, 2012.

	Estimated Useful Life (in Years)	As of December 31,		As of June 30,
		2010	2011	2012
				(unaudited)

Furniture and equipment	2 -7	$37,890	$55,581	$58,787
Software	5	18,993	23,217	27,038
Leasehold improvements	*	5,709	10,881	11,526
Construction in progress		1,543	1,508	4,488

Total		64,135	91,187	101,839
Less accumulated depreciation and amortization		(26,936)	(36,571)	(44,952)

Total property and equipment, net		$37,199	$54,616	$56,887

*	Shorter of lease term or estimated useful life

Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Keymail Marketing Ltd.
Schedule of Funded Purchase Price with Cash Available from Operations purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$973
Accounts payable settlement	413
Estimated fair value of contingent consideration	223

Total purchase price	$1,609

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$34
Customer list	421
Noncompete agreements	688
Goodwill	466

Purchase price allocation	$1,609

CoTweet, Inc.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$5,117
Equity consideration	8,224
Estimated fair value of contingent consideration	2,500

Total purchase price	$15,841

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities	$(78)
Software technology	1,200
Deferred tax assets	452
Goodwill	14,267

Purchase price allocation	$15,841

mPath Global Pty Ltd.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration	$1,150
Accounts payable settlement	400
Estimated fair value of contingent consideration	420

Total purchase price	$1,970

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$(224)
Customer list	806
Noncompete agreement	357
Goodwill	1,031

Purchase price allocation	$1,970

Frontier Technologia, Ltda.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$2,710
Escrow payable	806
Accounts payable settlement	104
Equity consideration	402
Estimated fair value of contingent consideration	1,408

Total purchase price	$5,430

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities, net	$264
Customer list	1,408
Noncompete agreements	750
Goodwill	3,008

Purchase price allocation	$5,430

Long-Term Obligations and Other (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases and Capital Leases

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2011 are as follows:

	Capital Leases	Operating Leases
	(in thousands)
2012	$655	$3,931
2013	326	4,235
2014	32	4,282
2015	—	4,081
2016	—	3,356
Thereafter	—	5,266

Total minimum lease payments	$1,013	$25,151

Less amounts representing interest at less than 1%	(73)

Present value of minimum lease payments	940
Less current portion	(606)

Noncurrent portion	$334

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Income (Loss) Before Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Domestic	$(676)	$(8,755)	$(10,302)	$(4,340)	$2,941
Foreign	(2,096)	(9,462)	(14,335)	(6,830)	(10,226)

Total	$(2,772)	$(18,217)	$(24,637)	$(11,170)	$(7,285)

Schedule of Income Tax Expense (Benefit) Attributable to Income (Loss) from Continuing Operations

Income tax expense (benefit) attributable to income (loss) from continuing operations consists of the following:

	Current	Deferred	Total
	(in thousands)
December 31, 2009:
Federal	$(68)	$(591)	$(659)
State and local	(12)	(106)	(118)

	$(80)	$(697)	$(777)

December 31, 2010:
Federal	$—	$(5,625)	$(5,625)
State and local	825	(1,327)	(502)

	$825	$(6,952)	$(6,127)

December 31, 2011:
Federal	$—	$9,198	$9,198
State and local	39	1,342	1,381
Foreign	219	—	219

	$258	$10,540	$10,798

June 30, 2011 (unaudited):
Federal	$—	$3,850	$3,850
State and local	1	354	355
Foreign	—	—	—

	$1	$4,201	$4,202

June 20, 2012 (unaudited):
Federal	$—	$—	$—
State and local	—	—	—
Foreign	—	—	—

	$—	$—	$—

Schedule of Difference Between Actual Income Taxes and Expected Federal Income Taxes

The difference between actual income taxes and expected federal income taxes using a statutory rate of 34% was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Federal income tax at 34%	$(942)	$(6,194)	$(8,377)	$(3,798)	$(2,550)
Meals and entertainment	260	364	554	182	285
State income tax, net of federal benefit	(80)	(333)	(984)	(603)	(430)
Change in valuation allowance	—	—	19,188	—	2,967
Foreign income tax expense rate difference	—	—	219	—	—
Other	(15)	36	198	17	272

Income tax expense (benefit)	$(777)	$(6,127)	$10,798	$(4,202)	$—

Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Deferred tax assets attributable to:
Accounts receivable allowances	$505	$1,165	$1,165
Accrued liability	463	1,749	1,748
Intangible assets for tax purposes	1,658	1,788	1,788
Stock compensation	2,708	5,189	5,189
Deferred revenue	536	451	451
Net operating losses	13,953	24,256	27,223

Total deferred tax assets	19,823	34,598	37,565

Deferred tax liabilities attributable to:
Property and equipment	$9,283	$15,410	15,410

Total deferred tax liabilities	9,283	15,410	15,410

Less valuation allowance	—	(19,188)	(22,155)

Net deferred tax asset	$10,540	$—	$—

Schedule of Balance Sheet Classification of Deferred Income Taxes

The balance sheet classification of deferred income taxes is as follows:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Current assets	$968	$—	$—
Noncurrent assets	9,572	—	—

Total deferred income tax	$10,540	$—	$—

Redeemable Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Redeemable Convertible Preferred Stock Series

Its redeemable convertible preferred stock was divided into four separate series, designated as Series C, Series E, Series F and Series G preferred stock as summarized below.

	As of December 31,						As of June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)						(unaudited)
Series C	—	—	—	—	—	—	—	—
Series E	1,947,419	19,980	1,947,419	19,980	1,947,419	19,980	—	—
Series F	1,017,175	13,058	1,017,175	13,058	1,017,175	13,058	—	—
Series G	—	—	—	—	1,948,052	29,962	—	—

Total redeemable convertible preferred stock	2,964,594	$33,038	2,964,594	$33,038	4,912,646	$63,000	—	$—

Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Preferred Stock Classes

Series C, Series E, Series F and Series G were redeemable convertible preferred stock and are discussed in note 6. The remaining preferred stock classes were designated prior to the Company’s initial public offering as summarized below.

	December 31,						June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)
							(unaudited)
Series A	2,554,747	$766	2,554,747	$767	2,554,747	$767	—	$—
Series B	729,980	309	729,980	309	729,980	309	—	—
Series D	12,895,721	119,652	13,269,846	123,845	15,269,846	163,818	—	—

Total Preferred Stock	16,180,448	$120,727	16,554,573	$124,921	18,554,573	$164,894	—	$—

Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2012
Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from stock awards included in the Company’s Statements of Operations in accordance with FASB ASC Topic 718:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
			(in thousands)
Cost of revenue - subscription	$130	$218	$351	$167	$205
Cost of revenue - professional services	286	446	704	326	467
Sales and marketing	813	1,413	2,265	1,000	1,548
Research and development	528	1,147	1,511	673	780
General and administrative	1,589	1,201	2,123	846	1,953

Total stock-based compensation expense	$3,346	$4,425	$6,954	$3,012	$4,953

Weighted Average Assumptions

The fair value of options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected volatility	63.10% - 65.43%	59.07 - 62.07%	54.99% - 57.78%	54.99% - 57.64%	54.88% - 55.54%
Risk free interest rate	1.76% - 2.47%	1.50% - 2.43%	0.95% - 2.12%	1.85% - 2.12%	0.85% - 0.92%
Expected dividend yield	—	—	—	—	—
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$2.59	$3.02	$4.56	$4.23	$8.15

Stock Option Activity in Equity Incentive Plans

Stock option activity in the equity incentive plans for 2010 and 2011 and the six months ended June 30, 2012 was as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding:
Balance at December 31, 2009	7,105,356	$3.5377	7.90	$14,689
Granted	3,220,080	5.7600
Exercised	(625,734)	1.2645
Forfeited	(533,384)	4.7111

Balance at December 31, 2010	9,166,318	$4.4018	7.54	$21,983

Granted	2,819,668	7.9893
Exercised	(135,712)	3.1747
Forfeited	(526,782)	6.0964

Balance at December 31, 2011	11,323,492	$5.2309	7.37	$54,003

Granted (unaudited)	1,644,250	15.5078
Exercised (unaudited)	(225,214)	3.6482
Forfeited (unaudited)	(334,700)	6.4176

Balance at June 30, 2012 (unaudited)	12,407,828	$6.5893	7.24	$189,676

Exercisable at December 31, 2010	3,900,246	$3.0765	6.33	$14,523
Exercisable at December 31, 2011	5,965,438	$3.8320	6.20	$36,795
Exercisable at June 30, 2012 (unaudited)	7,049,945	$4.3123	6.12	$123,710

Summarizes Information About Options Outstanding

The following table summarizes information about the options outstanding as of June 30, 2012:

	Options outstanding		Options exercisable
Range of exercise price	Shares	Weighted average remaining contractual life	Shares
$0.2116 - $2.7600	1,835,192	3.53	1,835,192
$3.3600 - $4.3900	773,508	5.52	773,508
$4.6700 - $4.6700	2,166,563	6.69	1,750,263
$5.3150 - $5.3800	524,730	6.16	497,499
$5.6050 - $5.6050	2,218,313	7.64	1,279,830
$6.8000 - $6.8000	599,105	7.96	265,594
$7.7000 - $7.7000	2,220,917	8.75	647,923
$9.5850 - $25.9900	2,069,500	9.50	136

$0.2116 - $25.9900	12,407,828		7,049,945

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended							1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012 Year	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Dec. 31, 2009 Indianapolis Indiana [Member]	Dec. 31, 2010 Bellevue Washington [Member]	Dec. 31, 2010 San Fransico California [Member]	Feb. 28, 2011 Facility One Indianapolis Indiana [Member]	Apr. 30, 2011 Facility Two Indianapolis Indiana [Member]
Accounting Policies [Line Items]
Stock split approved on the Company's outstanding common stock	Two-for-one
Effective date of stock split	Mar 20, 2012
Allowance for doubtful accounts and future credits		$ 3,900,000		$ 3,000,000	$ 1,300,000
Write offs against the allowance for doubtful accounts		300,000		600,000	700,000
Estimated useful lives of assets, minimum (in Years)		2
Estimated useful lives of assets, maximum (in Years)		10
Intangible assets estimated useful lives, minimum (in Years)		2
Intangible assets estimated useful lives, maximum (in Years)		5
Amortization expense		600,000	600,000	1,100,000	800,000	200,000
Advertising costs		2,500,000	2,500,000	5,500,000	4,800,000	3,200,000
Deferred tax assets, valuation allowance		22,155,000		19,188,000			17,600,000
Valuation Allowance, Amount		22,200,000		19,200,000
Increase in valuation allowance		3,000,000		1,600,000
Percentage of income tax positions likely to be realized		50.00%
Lease incentives received from the lessor								700,000	200,000	100,000
Increase in lease incentives				400,000							300,000	500,000
Extended through the lease term											2021	2016
Tenant improvement allowances				200,000	200,000
Accrued straight - line rent		$ 3,300,000		$ 3,100,000	$ 1,800,000

Summary of Significant Accounting Policies (Impact of Adoption of Accounting Guidance) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Item Effected [Line Items]
Subscription	$ 106,250	$ 77,800	$ 170,696	$ 115,553	$ 83,134
Professional Services	27,125	15,062	36,797	18,714	12,309
Total Revenue	133,375	92,862	207,493	134,267	95,443
Total Deferred Revenue			39,273
Under Previous Accounting Guidance [Member]
Item Effected [Line Items]
Subscription			173,093
Professional Services			32,752
Total Revenue			205,845
Total Deferred Revenue			40,921
Impact Of Adoption Of ASU 2009-13 [Member]
Item Effected [Line Items]
Subscription			(2,397)
Professional Services			4,045
Total Revenue			1,648
Total Deferred Revenue			$ (1,648)

Summary of Significant Accounting Policies (Revenue by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenue	$ 133,375	$ 92,862	$ 207,493	$ 134,267	$ 95,443
Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of revenue generated outside the United States	18.00%	11.00%	14.00%	8.00%	6.00%
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	109,953	82,462	178,623	124,167	89,979
International [Member]
Segment Reporting Information [Line Items]
Total revenue	23,422	10,400	28,870	10,100	5,464
Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 133,375	$ 92,862	$ 207,493	$ 134,267	$ 95,443

Summary of Significant Accounting Policies (Carrying Amount of Goodwill and Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	2
Economic Useful Life, maximum (in Years)	5
Goodwill	$ 18,271	$ 18,447	$ 15,868
Gross intangible assets	4,630	5,374	3,537
Less accumulated amortization	(2,065)	(2,088)	(975)
Net intangible assets	2,565	3,286	2,562
Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	4
Economic Useful Life, maximum (in Years)	5
Gross intangible assets	2,423	2,501	1,305
Software Technology [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life (in Years)	4
Gross intangible assets	1,200	1,200	1,200
Noncompete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	2
Economic Useful Life, maximum (in Years)	3
Gross intangible assets	$ 1,007	$ 1,673	$ 1,032

Summary of Significant Accounting Policies (Future Amortization Expense Related to Intangibles) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Remaining 2012	$ 527
2013	963
2014	590
2015	338
2016	147
Thereafter
Total amortization expense	$ 2,565

Summary of Significant Accounting Policies (Components of Basic and Diluted Net Loss Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Net loss available to common stockholders-basic and diluted	$ (7,285)	$ (6,968)	$ (35,435)	$ (12,090)	$ (61,086)
Weighted average number of common shares outstanding-basic and diluted	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392

Summary of Significant Accounting Policies (Schedule of Anti-Dilutive Shares) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive shares	27,387,230	45,185,724	47,917,586	43,937,180	36,747,222

Property and Equipment (Schedule of Property and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 101,839	$ 91,187	$ 64,135
Less accumulated depreciation and amortization	(44,952)	(36,571)	(26,936)
Total property and equipment, net	56,887	54,616	37,199
Estimated Useful Life, Minimum (in Years)	2
Estimated Useful Life, Maximum (in Years)	10
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	58,787	55,581	37,890
Less accumulated depreciation and amortization	(1,500)	(1,600)	(900)
Estimated Useful Life, Minimum (in Years)	2
Estimated Useful Life, Maximum (in Years)	7
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	27,038	23,217	18,993
Estimated Useful Life (in Years)	5
Estimated Useful Life (in Years)	[1]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,526	10,881	5,709
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,488	$ 1,508	$ 1,543

[1]	Shorter of lease term or estimated useful life

Property and Equipment (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 9,900,000	$ 7,000,000	$ 15,500,000	$ 10,200,000	$ 7,000,000
Accumulated depreciation and amortization	44,952,000		36,571,000	26,936,000
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under capital leases	2,400,000		2,300,000	1,800,000
Accumulated depreciation and amortization	$ 1,500,000		$ 1,600,000	$ 900,000

Acquisitions (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended				6 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2009 Keymail Marketing Ltd.	Mar. 31, 2010 CoTweet, Inc.	Dec. 31, 2011 CoTweet, Inc.	Dec. 31, 2010 CoTweet, Inc.	Mar. 31, 2010 CoTweet, Inc. Series D Preferred Stock [Member]	Mar. 31, 2010 CoTweet, Inc. Common Stock [Member]	Mar. 31, 2010 CoTweet, Inc. Restricted Common Stock [Member]	Aug. 31, 2010 mPath Global Pty Ltd.	Jun. 30, 2012 mPath Global Pty Ltd.	Aug. 31, 2011 Frontier Technologia, Ltda.	Jun. 30, 2012 Frontier Technologia, Ltda.	Aug. 31, 2011 Frontier Technologia, Ltda. Restricted Common Stock [Member]
Net of cash acquired	$ 806,000		$ 2,710,000	$ 5,814,000	$ 973,000	$ 1,600,000	$ 15,800,000								$ 5,400,000
Acquisition-related costs						200,000	200,000						100,000		100,000
Issuance of shares										374,125	3,974	691,428					41,966
Issuance of stock, price per share										$ 11.21	$ 5.61	$ 5.61					$ 9.59
Restricted common stock vests												1/24					One year
Cash contingent consideration								1,900,000	500,000
Acquired assets and liabilities													2,000,000
Cash contingent consideration														500,000
Escrow due																$ 800,000

Acquisitions (Schedule of Funded Purchase Price with Cash Available from Operations) (Detail) (USD $) In Thousands, unless otherwise specified	Aug. 31, 2009 Keymail Marketing Ltd.	Mar. 31, 2010 CoTweet, Inc.	Aug. 31, 2010 mPath Global Pty Ltd.	Aug. 31, 2011 Frontier Technologia, Ltda.
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 973	$ 5,117	$ 1,150	$ 2,710
Escrow payable				806
Accounts payable settlement	413		400	104
Equity consideration		8,224		402
Estimated fair value of contingent consideration	223	2,500	420	1,408
Total purchase price	$ 1,609	$ 15,841	$ 1,970	$ 5,430

Acquisitions (Schedule of Allocation of Purchase Price for Acquired Net Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2009 Keymail Marketing Ltd.	Mar. 01, 2010 CoTweet, Inc.	Aug. 18, 2010 mPath Global Pty Ltd.	Aug. 24, 2011 Frontier Technologia, Ltda.	Jul. 31, 2009 Customer Lists [Member] Keymail Marketing Ltd.	Aug. 18, 2010 Customer Lists [Member] mPath Global Pty Ltd.	Aug. 24, 2011 Customer Lists [Member] Frontier Technologia, Ltda.
Business Acquisition [Line Items]
Other assets and liabilities, net		$ (78)		$ 264
Other current assets and current liabilities, net	34		(224)
Software technology		1,200
Customer list					421	806	1,408
Deferred tax assets		452
Noncompete agreements	688		357	750
Goodwill	466	14,267	1,031	3,008
Purchase price allocation	$ 1,609	$ 15,841	$ 1,970	$ 5,430

Long-Term Obligations and Other (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Jan. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hosting Services Agreements [Member]	Dec. 31, 2011 Software Licensing Agreements [Member]	Jun. 30, 2012 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2010 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member] Term Loan [Member]	Dec. 31, 2010 Notes Payable [Member] Term Loan [Member]	Nov. 30, 2010 Notes Payable [Member] Term Loan [Member]	Sep. 30, 2011 Notes Payable [Member] Revolving Credit Facility [Member]	Mar. 31, 2011 Notes Payable [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Notes Payable [Member] Revolving Credit Facility [Member] Month	Dec. 31, 2010 Notes Payable [Member] Revolving Credit Facility [Member]	Nov. 30, 2010 Notes Payable [Member] Revolving Credit Facility [Member]
Loan and Security Agreement														$ 10,000,000					$ 7,000,000
Modified to increase the total size of the Revolving Line															20,000,000	10,000,000
Percentage of LIBOR over prime rate										1.00%
Percentage of variable interest rate										5.00%	5.00%
Maturity date												Dec 1, 2013					Dec 1, 2013
Number of installments(in months)																	36
Outstanding amount												6,700,000	10,000,000				10,000,000	0
Payment of bank term loan									10,000,000
Payment of revolving line of credit									6,700,000
Rent expense		2,400,000	2,000,000	4,200,000	2,600,000	1,600,000
Total annual lease payments for current year	200,000			3,931,000
Operating lease term	2.8
Future minimum payments in 2012				655,000			2,500,000
Future minimum payments in 2013				326,000			1,800,000
Future minimum payments in 2014				32,000			1,800,000
Future minimum payments in 2015							1,800,000
Future minimum payments in 2016							1,800,000
Annual contractual commitment in 2012								3,800,000
Annual contractual commitment in 2013								4,700,000
Annual contractual commitment in 2014								0
Deferred revenue not to be recognized		$ 600,000		$ 1,100,000	$ 1,400,000

Long-Term Obligations and Other (Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases and Capital Leases) (Detail) (USD $)	Jan. 31, 2012	Dec. 31, 2011
2012		$ 655,000
2013		326,000
2014		32,000
2015
2016
Thereafter
Total minimum lease payments		1,013,000
Less amounts representing interest at less than 1%		(73,000)
Present value of minimum lease payments		940,000
Less current portion		(606,000)
Noncurrent portion		334,000
2012	200,000	3,931,000
2013		4,235,000
2014		4,282,000
2015		4,081,000
2016		3,356,000
Thereafter		5,266,000
Total minimum lease payments		$ 25,151,000
Maximum [Member]
Percentage of representing interest		1.00%

Income Taxes (Schedule of Income (Loss) Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic	$ 2,941	$ (4,340)	$ (10,302)	$ (8,755)	$ (676)
Foreign	(10,226)	(6,830)	(14,335)	(9,462)	(2,096)
Loss before taxes	$ (7,285)	$ (11,170)	$ (24,637)	$ (18,217)	$ (2,772)

Income Taxes (Schedule of Income Tax Expense (Benefit) Attributable to Income (Loss) from Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Deferred		$ 3,850	$ 9,198	$ (5,625)	$ (591)
State and local Deferred		354	1,342	(1,327)	(106)
Foreign Deferred
Total Deferred		4,201	10,540	(6,952)	(697)
Federal Current					(68)
State and local Current		1	39	825	(12)
Foreign Current			219
Current Total		1	258	825	(80)
Federal Total		3,850	9,198	(5,625)	(659)
State and local Total		355	1,381	(502)	(118)
Foreign Total			219
Income tax expense (benefit)		$ (4,202)	$ 10,798	$ (6,127)	$ (777)

Income Taxes (Schedule of Difference Between Actual Income Taxes and Expected Federal Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal income tax at 34%	$ (2,550)	$ (3,798)	$ (8,377)	$ (6,194)	$ (942)
Percentage of Federal income tax rate	34.00%	34.00%	34.00%	34.00%	34.00%
Meals and entertainment	285	182	554	364	260
State income tax, net of federal benefit	(430)	(603)	(984)	(333)	(80)
Change in valuation allowance	2,967		19,188
Foreign income tax expense rate difference			219
Other	272	17	198	36	(15)
Income tax expense (benefit)		$ (4,202)	$ 10,798	$ (6,127)	$ (777)

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended						72 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2004	Dec. 31, 2009
Net tax benefit from employee stock option transactions				$ 2.8
Valuation Allowance, Amount	22.2	19.2
Future taxable income prior to the expiration of net operating loss carry-forwards		84.2
Tax losses	7.3	33.8	24.5
Net operating loss carry-forwards expiration period		2031
Tax years open for federal audit purposes	2009, 2010 and 2011
Economic development incentive package, Award		15.9			5	2.1	0.9
Number of job granted to create								101
Financial statements reflect state and local payroll, training grants and property tax credits	$ 0.6	$ 1.1	$ 0.7	$ 0.6

Income Taxes (Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Deferred tax assets attributable to:
Accounts receivable allowances	$ 1,165	$ 1,165		$ 505
Accrued liability	1,748	1,749		463
Intangible assets for tax purposes	1,788	1,788		1,658
Stock compensation	5,189	5,189		2,708
Deferred revenue	451	451		536
Net operating losses	27,223	24,256		13,953
Total deferred tax assets	37,565	34,598		19,823
Deferred tax liabilities attributable to:
Property and equipment	15,410	15,410		9,283
Total deferred tax liabilities	15,410	15,410		9,283
Less valuation allowance	(22,155)	(19,188)	(17,600)
Net deferred tax asset				$ 10,540

Income Taxes (Schedule of Balance Sheet Classification of Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets			$ 968
Noncurrent assets			9,572
Net deferred tax asset			$ 10,540

Redeemable Convertible Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended							1 Months Ended					1 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jul. 14, 2007 Series C Preferred Stock [Member]	Nov. 30, 2009 Series C Preferred Stock [Member]	Sep. 30, 2009 Series C Preferred Stock [Member]	May 31, 2009 Series C Preferred Stock [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	May 31, 2009 Series E Preferred Stock [Member]	Jun. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2009 Series E Preferred Stock [Member]	Nov. 30, 2009 Series F Preferred Stock [Member]	Jun. 30, 2012 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2009 Series F Preferred Stock [Member]	Mar. 31, 2011 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Jun. 30, 2012 Series G Preferred Stock [Member]	Dec. 31, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member] Minimum [Member]	Dec. 31, 2011 Series G Preferred Stock [Member] Maximum [Member]	Jun. 30, 2012 Preferred Stock [Member]	Dec. 31, 2011 Series E And Series F Preferred Stock [Member]	Dec. 31, 2011 Series E And Series F Preferred Stock [Member] Minimum [Member]
Temporary Equity [Line Items]
Preferred stock authorized		10,000,000		18,554,573																											10,000,000
Preferred stock outstanding, shares	23,467,219	0	16,180,448	18,554,573	16,554,573
Redeemable convertible preferred stock, shares		0	2,964,594	4,912,646	2,964,594											1,947,419	1,947,419	1,947,419			1,017,175	1,017,175	1,017,175		1,948,052
Stock Issued During Period, Shares, Conversion of Convertible Securities	46,934,438	9,825,292
Convertible preferred stock converted,shares		2
Cumulative annual dividends						$ 0.0716
Dividends payable in shares of common stock						$ 0.9
Preferred stock cumulative dividends paid									$ 0.9
Preferred stock paid in kind dividend, shares									1,407,820
Aggregate proceeds from issuance of initial public offering	$ 185,700,000																								$ 75,000,000							$ 75,000,000
Issuance price per share	$ 0.0005	$ 0.0005		$ 0.0005	$ 0.0005																								$ 10.27	$ 7.7			$ 10.27
Date of redemption by Series G stockholders to demand the Company																									May 1, 2016
Redemption price per share plus any declared and unpaid dividends																$ 10.27					$ 12.8375				$ 15.4
Liquidation price per share plus any declared and unpaid dividends																$ 10.27					$ 12.8375				$ 15.4
Issuance of stock (in shares)	9,775,000													1,947,419					1,017,175					1,948,052
Per share price paid on the issuance of preferred stock														$ 10.27					$ 12.84					$ 15.4
Proceeds from issuance of stock														19,980,000					13,100,000					30,000,000
Number of shares repurchased and retired							2,657,049	436,090	2,772,783
Total value of shares repurchased and retired			$ 101,458,000				$ 29,800,000	$ 4,100,000	$ 25,900,000
Preferred stock, repurchase price paid per share							$ 11.21	$ 9.34	$ 9.34
Preferred stock, premium price paid per share on repurchase							$ 9.42	$ 7.55	$ 7.55
Preferred stock, carrying value per share							$ 1.79	$ 1.79	$ 1.79

Redeemable Convertible Preferred Stock (Summary of Redeemable Convertible Preferred Stock Series) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares	0	4,912,646	2,964,594	2,964,594
Total redeemable convertible preferred stock, Amounts		$ 63,000	$ 33,038	$ 33,038
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares
Total redeemable convertible preferred stock, Amounts
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,947,419	1,947,419	1,947,419
Total redeemable convertible preferred stock, Amounts		19,980	19,980	19,980
Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,017,175	1,017,175	1,017,175
Total redeemable convertible preferred stock, Amounts		13,058	13,058	13,058
Series G Preferred Stock [Member]
Temporary Equity [Line Items]
Total redeemable convertible preferred stock, Shares		1,948,052
Total redeemable convertible preferred stock, Amounts		$ 29,962

Initial Public Offering (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Sale of common stock shares	9,775,000
Sale of common stock price per share	$ 19
Gross Proceeds from issuance initial public offering	$ 185,700,000
Underwriter discount in an initial public offering	13,000,000
Offering expenses in an initial public offering	3,000,000
Net proceeds from issuance of initial public offering	$ 169,709,000	$ 169,709,000
Convertible Preferred Stock, Shares Outstanding	23,467,219	0	18,554,573	16,554,573	16,180,448
Stock Issued During Period, Shares, Conversion of Convertible Securities	46,934,438	9,825,292

Stockholders' Equity (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2009 Series A Preferred Stock [Member]	May 31, 2009 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Nov. 30, 2009 Series B Preferred Stock [Member]	May 31, 2009 Series B Preferred Stock [Member]	May 01, 2009 Series B Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Nov. 30, 2009 Series D Preferred Stock [Member]	Sep. 30, 2009 Series D Preferred Stock [Member]	May 31, 2009 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2009 Series D Preferred Stock [Member]	Nov. 30, 2009 Common Stock [Member]	Sep. 30, 2009 Common Stock [Member]	May 31, 2009 Common Stock [Member]
Class of Stock [Line Items]
Increase the number of authorized shares of common stock	74,000,000
Common stock par value	$ 0.0005	$ 0.0005		$ 0.0005	$ 0.0005													$ 14.01
Conversion basis of common stock	two
Common stock shares authorized	300,000,000	300,000,000		74,000,000
Preferred stock shares authorized		10,000,000		18,554,573
Per share price paid on the issuance of preferred stock		$ 0.001												$ 20	$ 11.21	$ 9.34	$ 9.34
Cumulative annual dividends								$ 0.015				$ 0.02115
Preferred stock cumulative dividends paid								$ 4.67				$ 4.67
Preferred stock paid in kind dividend, shares								104,952				104,952
Liquidation price per share plus any declared and unpaid dividends									$ 0.3				$ 0.4231
Conversion percentage of preferred stock		75.00%
Aggregate proceeds from issuance of initial public offering	$ 185,700,000																	$ 75,000,000
Issuance of stock (in shares)	9,775,000													2,000,000	5,079,573	535,332	5,353,316
Proceeds from issuance of stock														40,000,000	56,900,000	5,000,000	50,000,000		39,973,000	111,942,000
Number of shares repurchased and retired						198,160	522,230			93,682	178,139										4,261,364	198,484	3,760,328
Total value of shares repurchased and retired			$ 101,458,000			$ 2,200,000	$ 4,900,000			$ 1,100,000	$ 1,700,000										$ 23,900,000	$ 900,000	$ 17,600,000
Common stock, repurchase price paid per share																					$ 5.605	$ 4.67	$ 4.67
Common stock, premium price paid per share on repurchase																					$ 5.6045	$ 4.6695	$ 4.6695
Common stock, carrying value per share																					$ 0.0005	$ 0.0005	$ 0.0005
Preferred stock, repurchase price paid per share						$ 11.21	$ 9.34			$ 11.21	$ 9.34
Preferred stock, premium price paid per share on repurchase						$ 10.91	$ 9.04			$ 10.79	$ 8.92
Preferred stock, carrying value per share						$ 0.3	$ 0.3			$ 0.42	$ 0.42

Stockholders' Equity (Summary of Preferred Stock Classes) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Total Preferred Stock, Shares	0	23,467,219	18,554,573	16,554,573	16,180,448
Total Preferred Stock, Amounts			$ 164,894	$ 124,921	$ 120,727
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			2,554,747	2,554,747	2,554,747
Total Preferred Stock, Amounts			767	767	766
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			729,980	729,980	729,980
Total Preferred Stock, Amounts			309	309	309
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Total Preferred Stock, Shares			15,269,846	13,269,846	12,895,721
Total Preferred Stock, Amounts			$ 163,818	$ 123,845	$ 119,652

Equity Incentive Plans (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2011 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Mar. 31, 2012	Jul. 14, 2004 2004 Plan [Member] Year	Dec. 31, 2004 2004 Plan [Member] Year	Nov. 30, 2011 2008 Plan [Member]	Jun. 30, 2012 2008 Plan [Member]	Dec. 31, 2011 2008 Plan [Member]	Dec. 31, 2010 2008 Plan [Member]	Dec. 31, 2008 2008 Plan [Member]	Jan. 31, 2011 2008 Plan [Member]	Dec. 31, 2004 Maximum [Member] 2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock authorized for issuance	300,000,000		74,000,000			300,000,000									9,615,248
Options granted vest over in years								4
Percentage of vesting granted for one year							25.00%
Percentage of vesting granted for first anniversary							25.00%
Percentage of vesting granted for second anniversary							25.00%
Percentage of vesting granted for third anniversary							25.00%
Percent of options granted are exercisable one year from the grant date							25.00%
Percent of options are exercisable ratably over the remaining 36 months							75.00%
Stock options expired term (in years)							10
Additional shares available for future grants													1,000,000
Percentage of total number of shares outstanding													4.00%
Additional number of shares available for grant under the plan									7,852,566			3,046,656		2,341,170
Period of increase in shares reserved for issuance under the plan									Provide that the number of shares reserved for issuance under the plan will be increased automatically on the first day of January each of the years 2013 through 2017
Total shares available for future grants											10,193,736
Shares available for future grants										6,868,276	8,213,830	318,444
Total unrecognized stock-based compensation expense related to nonvested shares	$ 25.3	$ 18.1	$ 17.1	$ 13	$ 8.4
Weighted average term of the unrecognized stock-based compensation expense	2.7	2.9	2.7	2.8	3
Contractual lives of options awarded	10 years
Aggregate intrinsic value of total pretax intrinsic value, stock price	$ 21.86		$ 10	$ 6.8	$ 5.61
Total intrinsic value of options exercised	$ 3.2		$ 0.8	$ 2.9	$ 14.5
Number of restricted stock shares granted	44,964	42,816	32,464	42,816
Weighted average fair value of restricted stock shares	$ 18.24	$ 5.61	$ 7.7	$ 5.61
Unvested restricted stock shares outstanding	86,930	145,875	103,244	474,958

Equity Incentive Plans (Stock-Based Compensation Expense) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	$ 4,953	$ 3,012	$ 6,954	$ 4,425	$ 3,346
Cost Of Revenue - Subscription [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	205	167	351	218	130
Cost Of Revenue - Professional Services [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	467	326	704	446	286
Sales And Marketing [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	1,548	1,000	2,265	1,413	813
Research And Development [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	780	673	1,511	1,147	528
General And Administrative [Member]
Equity Incentive Plans [Line Items]
Total stock-based compensation expense	$ 1,953	$ 846	$ 2,123	$ 1,201	$ 1,589

Equity Incentive Plans (Weighted Average Assumptions) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2011 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.88%	54.99%	54.99%	59.07%	63.10%
Risk free interest rate	0.85%	1.85%	0.95%	1.50%	1.76%
Expected volatility	55.54%	57.64%	57.78%	62.07%	65.43%
Risk free interest rate	0.92%	2.12%	2.12%	2.43%	2.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$ 8.15	$ 4.23	$ 4.56	$ 3.02	$ 2.59

Equity Incentive Plans (Stock Option Activity Equity Incentive Plans) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Outstanding Balance, Weighted average remaining contractual life	7.37	7.54	7.9
Outstanding Balance, Weighted average remaining contractual life	7.24	7.37	7.54
Outstanding Balance, Weighted average exercise price	$ 5.2309	$ 4.4018	$ 3.5377
Exercisable, Weighted average remaining contractual life	6.12	6.2	6.33
Granted, Weighted average exercise price	$ 15.5078	$ 7.9893	$ 5.76
Exercised, Weighted average exercise price	$ 3.6482	$ 3.1747	$ 1.2645
Forfeited, Weighted average exercise price	$ 6.4176	$ 6.0964	$ 4.7111
Outstanding Balance, Weighted average exercise price	$ 6.5893	$ 5.2309	$ 4.4018
Outstanding Balance, Shares	11,323,492	9,166,318	7,105,356
Exercisable, Weighted average exercise price	$ 4.3123	$ 3.832	$ 3.0765
Granted, Shares	1,644,250	2,819,668	3,220,080
Exercised, Shares	(225,214)	(135,712)	(625,734)
Forfeited, Shares	(334,700)	(526,782)	(533,384)
Outstanding Balance, Shares	12,407,828	11,323,492	9,166,318
Outstanding Balance, Aggregate intrinsic value	$ 54,003	$ 21,983	$ 14,689
Exercisable, Shares	7,049,945	5,965,438	3,900,246
Outstanding Balance, Aggregate intrinsic value	189,676	54,003	21,983
Exercisable, Aggregate intrinsic value	36,795	14,523
Exercisable, Aggregate intrinsic value	$ 123,710	$ 36,795	$ 14,523

Equity Incentive Plans (Summarizes Information About Options Outstanding) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 0.2116
Range of exercise price, maximum	$ 25.99
Option outstanding, Shares	12,407,828	11,323,492	9,166,318	7,105,356
Option outstanding , Weighted average remaining contractual life	7.24	7.37	7.54	7.9
Options exercisable Shares	7,049,945
$0.2116 - $2.7600 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 0.2116
Range of exercise price, maximum	$ 2.76
Option outstanding, Shares	1,835,192
Option outstanding , Weighted average remaining contractual life	3.53
Options exercisable Shares	1,835,192
$3.3600 - $4.3900 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 3.36
Range of exercise price, maximum	$ 4.39
Option outstanding, Shares	773,508
Option outstanding , Weighted average remaining contractual life	5.52
Options exercisable Shares	773,508
$4.6700 - $4.6700 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 4.67
Range of exercise price, maximum	$ 4.67
Option outstanding, Shares	2,166,563
Option outstanding , Weighted average remaining contractual life	6.69
Options exercisable Shares	1,750,263
$5.3150 - $5.3800 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 5.315
Range of exercise price, maximum	$ 5.38
Option outstanding, Shares	524,730
Option outstanding , Weighted average remaining contractual life	6.16
Options exercisable Shares	497,499
$5.6050 - $5.6050 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 5.605
Range of exercise price, maximum	$ 5.605
Option outstanding, Shares	2,218,313
Option outstanding , Weighted average remaining contractual life	7.64
Options exercisable Shares	1,279,830
$6.8000 - $6.8000 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 6.8
Range of exercise price, maximum	$ 6.8
Option outstanding, Shares	599,105
Option outstanding , Weighted average remaining contractual life	7.96
Options exercisable Shares	265,594
$7.7000 - $7.7000 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 7.7
Range of exercise price, maximum	$ 7.7
Option outstanding, Shares	2,220,917
Option outstanding , Weighted average remaining contractual life	8.75
Options exercisable Shares	647,923
$9.5850 - $25.9900 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 9.585
Range of exercise price, maximum	$ 25.99
Option outstanding, Shares	2,069,500
Option outstanding , Weighted average remaining contractual life	9.5
Options exercisable Shares	136

401(k) Savings Plan (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Defined Contribution Plans Disclosures [Line Items]
Contributions made at the discretion of the board of directors	$ 0.6	$ 0.4	$ 1	$ 0.6	$ 0.4

Related Party Transactions (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Aggregate amount of revenue recognized from CareerBuilder, LLC	$ 400,000	$ 400,000	$ 900,000	$ 800,000	$ 800,000
Payments related to services received from CareerBuilder, LLC	33,760	17,260	17,260	48,598
Accounts receivable from CareerBuilder, LLC	$ 200,000	$ 100,000	$ 100,000	$ 100,000